UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Greater China Growth Fund

Class A EVCGX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI China Index
8/14	$9,475	$10,000
9/14	$8,895	$9,362
10/14	$9,287	$9,766
11/14	$9,283	$9,919
12/14	$8,984	$10,034
1/15	$9,172	$10,261
2/15	$9,441	$10,593
3/15	$9,509	$10,848
4/15	$10,423	$12,657
5/15	$10,341	$12,189
6/15	$9,939	$11,503
7/15	$9,280	$10,265
8/15	$8,219	$9,066
9/15	$8,138	$8,890
10/15	$8,707	$9,698
11/15	$8,655	$9,370
12/15	$8,534	$9,248
1/16	$7,753	$8,072
2/16	$7,586	$7,868
3/16	$8,307	$8,804
4/16	$8,162	$8,787
5/16	$8,175	$8,721
6/16	$8,443	$8,815
7/16	$8,869	$9,122
8/16	$9,246	$9,794
9/16	$9,532	$10,042
10/16	$9,269	$9,847
11/16	$9,110	$9,729
12/16	$8,682	$9,331
1/17	$9,167	$9,965
2/17	$9,442	$10,317
3/17	$9,772	$10,538
4/17	$10,097	$10,819
5/17	$10,513	$11,389
6/17	$10,765	$11,652
7/17	$11,315	$12,687
8/17	$11,667	$13,222
9/17	$11,690	$13,359
10/17	$12,166	$13,890
11/17	$12,537	$14,107
12/17	$12,969	$14,377
1/18	$14,012	$16,172
2/18	$13,378	$15,136
3/18	$13,255	$14,638
4/18	$13,025	$14,635
5/18	$13,414	$14,904
6/18	$13,122	$14,126
7/18	$12,943	$13,773
8/18	$12,565	$13,250
9/18	$12,478	$13,065
10/18	$11,214	$11,567
11/18	$11,854	$12,414
12/18	$11,676	$11,663
1/19	$12,501	$12,953
2/19	$13,017	$13,400
3/19	$13,579	$13,726
4/19	$13,663	$14,032
5/19	$12,698	$12,196
6/19	$13,461	$13,175
7/19	$13,270	$13,104
8/19	$13,023	$12,555
9/19	$12,995	$12,552
10/19	$13,646	$13,059
11/19	$13,540	$13,292
12/19	$14,389	$14,399
1/20	$13,752	$13,707
2/20	$13,804	$13,841
3/20	$12,534	$12,928
4/20	$13,467	$13,744
5/20	$13,340	$13,676
6/20	$14,204	$14,905
7/20	$15,154	$16,312
8/20	$15,815	$17,238
9/20	$15,381	$16,767
10/20	$15,757	$17,654
11/20	$16,789	$18,144
12/20	$18,006	$18,646
1/21	$18,887	$20,019
2/21	$18,970	$19,811
3/21	$18,651	$18,566
4/21	$18,919	$18,824
5/21	$19,328	$18,969
6/21	$18,613	$18,987
7/21	$17,278	$16,359
8/21	$17,157	$16,359
9/21	$16,576	$15,538
10/21	$16,761	$16,028
11/21	$16,269	$15,071
12/21	$16,270	$14,596
1/22	$15,854	$14,165
2/22	$15,054	$13,613
3/22	$13,214	$12,524
4/22	$12,737	$12,013
5/22	$13,012	$12,155
6/22	$13,731	$12,952
7/22	$12,730	$11,722
8/22	$12,683	$11,748
9/22	$11,044	$10,038
10/22	$9,049	$8,351
11/22	$12,112	$10,832
12/22	$12,578	$11,395
1/23	$14,023	$12,737
2/23	$12,784	$11,416
3/23	$12,763	$11,931
4/23	$12,122	$11,316
5/23	$10,776	$10,362
6/23	$11,125	$10,773
7/23	$12,157	$11,932
8/23	$11,253	$10,864
9/23	$10,726	$10,564
10/23	$10,455	$10,114
11/23	$10,826	$10,369
12/23	$10,399	$10,119
1/24	$8,961	$9,045
2/24	$9,471	$9,804
3/24	$9,564	$9,897
4/24	$10,136	$10,550
5/24	$10,515	$10,803
6/24	$10,352	$10,599
7/24	$9,881	$10,458
8/24	$9,811	$10,563

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	(12.81)%	(5.50)%	0.35%
Class A with 5.25% Maximum Sales Charge	(17.41)%	(6.52)%	(0.19)%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Communication Services
28.7%
Consumer Discretionary
28.6%
Financials
19.0%
Industrials
7.9%
Consumer Staples
4.7%
Health Care
3.7%
Short-Term Investments
2.2%
Real Estate
1.9%
Energy
1.8%
Information Technology
1.5%

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	22.9%
China Construction Bank Corp., Class H	12.1%
PDD Holdings, Inc., ADR	6.1%
Meituan, Class B	5.0%
NetEase, Inc.	4.8%
China Merchants Bank Co. Ltd., Class H	4.8%
Trip.com Group Ltd.	4.6%
Kweichow Moutai Co. Ltd., Class A	3.2%
BYD Co. Ltd., Class H	2.2%
China State Construction International Holdings Ltd.	2.0%
Total	67.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EVCGX-TSR-AR

Eaton Vance Greater China Growth Fund

Class C ECCGX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.26%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI China Index
8/14	$10,000	$10,000
9/14	$9,384	$9,362
10/14	$9,795	$9,766
11/14	$9,785	$9,919
12/14	$9,463	$10,034
1/15	$9,655	$10,261
2/15	$9,930	$10,593
3/15	$10,000	$10,848
4/15	$10,952	$12,657
5/15	$10,859	$12,189
6/15	$10,434	$11,503
7/15	$9,734	$10,265
8/15	$8,618	$9,066
9/15	$8,525	$8,890
10/15	$9,118	$9,698
11/15	$9,057	$9,370
12/15	$8,929	$9,248
1/16	$8,105	$8,072
2/16	$7,926	$7,868
3/16	$8,671	$8,804
4/16	$8,517	$8,787
5/16	$8,527	$8,721
6/16	$8,800	$8,815
7/16	$9,242	$9,122
8/16	$9,629	$9,794
9/16	$9,922	$10,042
10/16	$9,639	$9,847
11/16	$9,465	$9,729
12/16	$9,017	$9,331
1/17	$9,517	$9,965
2/17	$9,797	$10,317
3/17	$10,132	$10,538
4/17	$10,462	$10,819
5/17	$10,887	$11,389
6/17	$11,142	$11,652
7/17	$11,702	$12,687
8/17	$12,062	$13,222
9/17	$12,077	$13,359
10/17	$12,563	$13,890
11/17	$12,938	$14,107
12/17	$13,373	$14,377
1/18	$14,440	$16,172
2/18	$13,781	$15,136
3/18	$13,647	$14,638
4/18	$13,407	$14,635
5/18	$13,798	$14,904
6/18	$13,485	$14,126
7/18	$13,295	$13,773
8/18	$12,898	$13,250
9/18	$12,803	$13,065
10/18	$11,496	$11,567
11/18	$12,144	$12,414
12/18	$11,961	$11,663
1/19	$12,793	$12,953
2/19	$13,314	$13,400
3/19	$13,883	$13,726
4/19	$13,963	$14,032
5/19	$12,971	$12,196
6/19	$13,736	$13,175
7/19	$13,534	$13,104
8/19	$13,277	$12,555
9/19	$13,240	$12,552
10/19	$13,895	$13,059
11/19	$13,779	$13,292
12/19	$14,634	$14,399
1/20	$13,977	$13,707
2/20	$14,028	$13,841
3/20	$12,727	$12,928
4/20	$13,668	$13,744
5/20	$13,529	$13,676
6/20	$14,394	$14,905
7/20	$15,348	$16,312
8/20	$16,011	$17,238
9/20	$15,563	$16,767
10/20	$15,929	$17,654
11/20	$16,971	$18,144
12/20	$18,184	$18,646
1/21	$19,070	$20,019
2/21	$19,139	$19,811
3/21	$18,807	$18,566
4/21	$19,063	$18,824
5/21	$19,465	$18,969
6/21	$18,731	$18,987
7/21	$17,382	$16,359
8/21	$17,250	$16,359
9/21	$16,655	$15,538
10/21	$16,828	$16,028
11/21	$16,323	$15,071
12/21	$16,317	$14,596
1/22	$15,893	$14,165
2/22	$15,081	$13,613
3/22	$13,225	$12,524
4/22	$12,742	$12,013
5/22	$13,013	$12,155
6/22	$13,722	$12,952
7/22	$12,713	$11,722
8/22	$12,662	$11,748
9/22	$11,017	$10,038
10/22	$9,021	$8,351
11/22	$12,069	$10,832
12/22	$12,524	$11,395
1/23	$13,951	$12,737
2/23	$12,712	$11,416
3/23	$12,680	$11,931
4/23	$12,041	$11,316
5/23	$10,693	$10,362
6/23	$11,036	$10,773
7/23	$12,049	$11,932
8/23	$11,145	$10,864
9/23	$10,623	$10,564
10/23	$10,342	$10,114
11/23	$10,701	$10,369
12/23	$10,266	$10,119
1/24	$8,852	$9,045
2/24	$9,346	$9,804
3/24	$9,431	$9,897
4/24	$9,994	$10,550
5/24	$10,351	$10,803
6/24	$10,190	$10,599
7/24	$9,721	$10,458
8/24	$9,795	$10,563

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	(13.47)%	(6.19)%	(0.21)%
Class C with 1% Maximum Deferred Sales Charge	(14.26)%	(6.19)%	(0.21)%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	22.9%
China Construction Bank Corp., Class H	12.1%
PDD Holdings, Inc., ADR	6.1%
Meituan, Class B	5.0%
NetEase, Inc.	4.8%
China Merchants Bank Co. Ltd., Class H	4.8%
Trip.com Group Ltd.	4.6%
Kweichow Moutai Co. Ltd., Class A	3.2%
BYD Co. Ltd., Class H	2.2%
China State Construction International Holdings Ltd.	2.0%
Total	67.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECCGX-TSR-AR

Eaton Vance Greater China Growth Fund

Class I EICGX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Greater China Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.26%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An overweight position in online retailer Meituan declined in value amid weak consumer spending, intensified competition, and reduced profit margins

↓ An overweight position in pharmaceutical firm Wuxi Biologics fell in value amid weak profits and potential lost sales if the U.S. Biosecure Act is passed

↓ An overweight position in online services provider NetEase fell in value as profits declined and the U.S. barred NetEase from buying Nvidia microchips

↓ On a sector basis, stock selections and an overweight in health care; an overweight in consumer staples; and stock selections in industrials hurt returns

↑ An overweight position in online gaming firm Tencent Holdings rose in value on higher gaming activity, stronger ad revenue, and more earnings visibility

↑ Not owning internet search engine and Index component Baidu helped returns as its stock price fell amid weak ad revenue and concern over China’s economy

↑ An overweight position in air conditioner maker Gree Electric Appliances rose in value after China announced measures supporting new A/C purchases

↑ On a sector basis, an overweight position in communication services helped Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI China Index
8/14	$1,000,000	$1,000,000
9/14	$938,849	$936,219
10/14	$980,665	$976,570
11/14	$980,665	$991,870
12/14	$949,191	$1,003,351
1/15	$969,424	$1,026,060
2/15	$997,752	$1,059,305
3/15	$1,005,396	$1,084,802
4/15	$1,102,068	$1,265,709
5/15	$1,094,012	$1,218,863
6/15	$1,051,552	$1,150,335
7/15	$981,991	$1,026,492
8/15	$869,970	$906,558
9/15	$861,388	$889,046
10/15	$922,367	$969,765
11/15	$916,946	$937,050
12/15	$904,584	$924,846
1/16	$821,740	$807,211
2/16	$804,021	$786,802
3/16	$880,640	$880,443
4/16	$865,796	$878,705
5/16	$867,232	$872,103
6/16	$895,964	$881,450
7/16	$941,936	$912,206
8/16	$982,161	$979,424
9/16	$1,012,330	$1,004,177
10/16	$984,555	$984,730
11/16	$967,795	$972,943
12/16	$922,491	$933,136
1/17	$974,735	$996,473
2/17	$1,004,243	$1,031,733
3/17	$1,039,556	$1,053,759
4/17	$1,073,902	$1,081,862
5/17	$1,118,890	$1,138,940
6/17	$1,145,979	$1,165,156
7/17	$1,204,995	$1,268,686
8/17	$1,242,243	$1,322,185
9/17	$1,245,629	$1,335,924
10/17	$1,296,422	$1,389,019
11/17	$1,336,089	$1,410,671
12/17	$1,382,425	$1,437,675
1/18	$1,493,972	$1,617,214
2/18	$1,426,827	$1,513,646
3/18	$1,414,373	$1,463,826
4/18	$1,390,006	$1,463,479
5/18	$1,431,701	$1,490,357
6/18	$1,400,836	$1,412,561
7/18	$1,382,425	$1,377,328
8/18	$1,342,355	$1,325,042
9/18	$1,333,149	$1,306,505
10/18	$1,198,318	$1,156,658
11/18	$1,267,088	$1,241,438
12/18	$1,248,748	$1,166,303
1/19	$1,336,923	$1,295,283
2/19	$1,392,330	$1,339,995
3/19	$1,453,099	$1,372,636
4/19	$1,462,036	$1,403,213
5/19	$1,359,562	$1,219,573
6/19	$1,441,184	$1,317,515
7/19	$1,420,927	$1,310,374
8/19	$1,395,309	$1,255,527
9/19	$1,392,330	$1,255,208
10/19	$1,462,632	$1,305,877
11/19	$1,451,312	$1,329,162
12/19	$1,542,850	$1,439,884
1/20	$1,474,992	$1,370,724
2/20	$1,481,161	$1,384,053
3/20	$1,344,827	$1,292,791
4/20	$1,445,381	$1,374,421
5/20	$1,432,426	$1,367,636
6/20	$1,525,577	$1,490,475
7/20	$1,627,982	$1,631,236
8/20	$1,699,541	$1,723,816
9/20	$1,653,274	$1,676,712
10/20	$1,693,989	$1,765,397
11/20	$1,805,647	$1,814,353
12/20	$1,937,075	$1,864,563
1/21	$2,032,364	$2,001,852
2/21	$2,041,892	$1,981,123
3/21	$2,007,861	$1,856,615
4/21	$2,037,128	$1,882,382
5/21	$2,081,369	$1,896,862
6/21	$2,005,138	$1,898,718
7/21	$1,862,206	$1,635,874
8/21	$1,849,274	$1,635,939
9/21	$1,786,656	$1,553,770
10/21	$1,807,075	$1,602,800
11/21	$1,754,666	$1,507,083
12/21	$1,754,743	$1,459,592
1/22	$1,710,373	$1,416,533
2/22	$1,624,497	$1,361,291
3/22	$1,426,265	$1,252,440
4/22	$1,374,739	$1,201,294
5/22	$1,404,796	$1,215,453
6/22	$1,482,801	$1,295,184
7/22	$1,374,739	$1,172,179
8/22	$1,370,445	$1,174,797
9/22	$1,193,683	$1,003,813
10/22	$978,276	$835,074
11/22	$1,309,616	$1,083,160
12/22	$1,360,653	$1,139,496
1/23	$1,516,806	$1,273,736
2/23	$1,383,394	$1,141,587
3/23	$1,381,119	$1,193,142
4/23	$1,312,139	$1,131,610
5/23	$1,166,599	$1,036,195
6/23	$1,204,500	$1,077,307
7/23	$1,316,687	$1,193,211
8/23	$1,219,660	$1,086,354
9/23	$1,162,809	$1,056,439
10/23	$1,134,004	$1,011,408
11/23	$1,174,179	$1,036,899
12/23	$1,127,142	$1,011,901
1/24	$972,129	$904,519
2/24	$1,027,373	$980,446
3/24	$1,038,092	$989,693
4/24	$1,099,933	$1,054,973
5/24	$1,141,160	$1,080,278
6/24	$1,123,844	$1,059,866
7/24	$1,073,547	$1,045,786
8/24	$1,066,127	$1,056,292

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	(12.59)%	(5.23)%	0.64%
MSCI China Index (net of foreign withholding taxes)	(2.77)%	(3.39)%	0.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,112,625
# of Portfolio Holdings	35
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$124,295

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Information Technology	1.5%
Energy	1.8%
Real Estate	1.9%
Short-Term Investments	2.2%
Health Care	3.7%
Consumer Staples	4.7%
Industrials	7.9%
Financials	19.0%
Consumer Discretionary	28.6%
Communication Services	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	22.9%
China Construction Bank Corp., Class H	12.1%
PDD Holdings, Inc., ADR	6.1%
Meituan, Class B	5.0%
NetEase, Inc.	4.8%
China Merchants Bank Co. Ltd., Class H	4.8%
Trip.com Group Ltd.	4.6%
Kweichow Moutai Co. Ltd., Class A	3.2%
BYD Co. Ltd., Class H	2.2%
China State Construction International Holdings Ltd.	2.0%
Total	67.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EICGX-TSR-AR

Eaton Vance Richard Bernstein All Asset Strategy Fund

Class A EARAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.23%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$9,475	$10,000	$10,000
9/14	$9,278	$9,932	$9,676
10/14	$9,351	$10,030	$9,744
11/14	$9,439	$10,101	$9,907
12/14	$9,346	$10,110	$9,716
1/15	$9,279	$10,322	$9,564
2/15	$9,553	$10,225	$10,096
3/15	$9,508	$10,273	$9,940
4/15	$9,523	$10,236	$10,228
5/15	$9,567	$10,211	$10,215
6/15	$9,309	$10,100	$9,974
7/15	$9,457	$10,170	$10,061
8/15	$9,050	$10,156	$9,371
9/15	$8,962	$10,224	$9,032
10/15	$9,353	$10,226	$9,741
11/15	$9,346	$10,199	$9,660
12/15	$9,259	$10,166	$9,486
1/16	$9,072	$10,306	$8,914
2/16	$8,923	$10,379	$8,853
3/16	$9,177	$10,474	$9,509
4/16	$9,342	$10,514	$9,649
5/16	$9,424	$10,517	$9,661
6/16	$9,417	$10,706	$9,603
7/16	$9,731	$10,774	$10,016
8/16	$9,776	$10,761	$10,050
9/16	$9,828	$10,755	$10,112
10/16	$9,693	$10,673	$9,940
11/16	$9,716	$10,420	$10,016
12/16	$9,882	$10,435	$10,232
1/17	$10,070	$10,456	$10,512
2/17	$10,251	$10,526	$10,807
3/17	$10,326	$10,520	$10,939
4/17	$10,401	$10,601	$11,109
5/17	$10,469	$10,683	$11,355
6/17	$10,522	$10,672	$11,406
7/17	$10,770	$10,718	$11,725
8/17	$10,777	$10,814	$11,770
9/17	$10,920	$10,763	$11,997
10/17	$11,116	$10,769	$12,246
11/17	$11,206	$10,755	$12,484
12/17	$11,335	$10,805	$12,685
1/18	$11,857	$10,680	$13,400
2/18	$11,466	$10,579	$12,838
3/18	$11,274	$10,647	$12,563
4/18	$11,205	$10,568	$12,683
5/18	$11,366	$10,643	$12,699
6/18	$11,251	$10,630	$12,630
7/18	$11,512	$10,633	$13,011
8/18	$11,604	$10,701	$13,113
9/18	$11,635	$10,632	$13,170
10/18	$10,905	$10,548	$12,183
11/18	$11,043	$10,611	$12,361
12/18	$10,471	$10,806	$11,491
1/19	$10,833	$10,921	$12,398
2/19	$11,014	$10,914	$12,729
3/19	$11,125	$11,124	$12,890
4/19	$11,259	$11,127	$13,325
5/19	$10,967	$11,324	$12,534
6/19	$11,298	$11,466	$13,355
7/19	$11,306	$11,492	$13,394
8/19	$11,322	$11,789	$13,077
9/19	$11,353	$11,727	$13,352
10/19	$11,463	$11,762	$13,717
11/19	$11,597	$11,756	$14,052
12/19	$11,780	$11,748	$14,547
1/20	$11,838	$11,974	$14,386
2/20	$11,583	$12,189	$13,224
3/20	$11,032	$12,118	$11,439
4/20	$11,509	$12,333	$12,664
5/20	$11,706	$12,391	$13,215
6/20	$11,830	$12,469	$13,637
7/20	$12,167	$12,655	$14,358
8/20	$12,446	$12,553	$15,237
9/20	$12,274	$12,546	$14,746
10/20	$12,084	$12,490	$14,388
11/20	$12,693	$12,612	$16,161
12/20	$12,907	$12,630	$16,911
1/21	$12,797	$12,539	$16,834
2/21	$12,957	$12,358	$17,224
3/21	$13,161	$12,204	$17,684
4/21	$13,431	$12,300	$18,458
5/21	$13,601	$12,340	$18,745
6/21	$13,618	$12,427	$18,992
7/21	$13,575	$12,566	$19,123
8/21	$13,719	$12,542	$19,601
9/21	$13,364	$12,433	$18,792
10/21	$13,677	$12,430	$19,751
11/21	$13,474	$12,467	$19,275
12/21	$13,801	$12,435	$20,046
1/22	$13,444	$12,167	$19,062
2/22	$13,212	$12,031	$18,569
3/22	$13,212	$11,697	$18,972
4/22	$12,578	$11,253	$17,453
5/22	$12,632	$11,326	$17,474
6/22	$12,087	$11,148	$16,001
7/22	$12,489	$11,420	$17,118
8/22	$12,034	$11,098	$16,488
9/22	$11,248	$10,618	$14,909
10/22	$11,293	$10,481	$15,809
11/22	$11,989	$10,866	$17,035
12/22	$11,743	$10,817	$16,365
1/23	$12,229	$11,150	$17,538
2/23	$11,851	$10,862	$17,035
3/23	$12,265	$11,138	$17,561
4/23	$12,391	$11,205	$17,813
5/23	$12,166	$11,083	$17,622
6/23	$12,319	$11,044	$18,645
7/23	$12,382	$11,036	$19,328
8/23	$12,148	$10,965	$18,788
9/23	$11,653	$10,687	$18,011
10/23	$11,383	$10,518	$17,469
11/23	$12,040	$10,994	$19,082
12/23	$12,503	$11,415	$19,998
1/24	$12,439	$11,384	$20,116
2/24	$12,586	$11,223	$20,979
3/24	$12,816	$11,327	$21,637
4/24	$12,503	$11,041	$20,924
5/24	$12,872	$11,228	$21,773
6/24	$13,028	$11,334	$22,258
7/24	$13,341	$11,599	$22,617
8/24	$13,525	$11,765	$23,192

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	11.34%	3.62%	3.62%
Class A with 5.25% Maximum Sales Charge	5.48%	2.50%	3.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
36.4%
Exchange-Traded Funds
30.2%
U.S. Treasury Obligations
28.3%
Short-Term Investments
5.1%

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.1%
iShares MSCI Taiwan ETF	3.1%
iShares MSCI India ETF	3.1%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
U.S. Treasury Notes, 4.00%, 2/15/26	2.2%
U.S. Treasury Bonds, 2.25%, 5/15/41	2.0%
Apple, Inc.	2.0%
iShares MSCI South Korea ETF	1.9%
NVIDIA Corp.	1.8%
Microsoft Corp.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EARAX-TSR-AR

Eaton Vance Richard Bernstein All Asset Strategy Fund

Class C ECRAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$10,000	$10,000	$10,000
9/14	$9,789	$9,932	$9,676
10/14	$9,859	$10,030	$9,744
11/14	$9,945	$10,101	$9,907
12/14	$9,835	$10,110	$9,716
1/15	$9,764	$10,322	$9,564
2/15	$10,048	$10,225	$10,096
3/15	$9,992	$10,273	$9,940
4/15	$10,000	$10,236	$10,228
5/15	$10,048	$10,211	$10,215
6/15	$9,764	$10,100	$9,974
7/15	$9,914	$10,170	$10,061
8/15	$9,488	$10,156	$9,371
9/15	$9,385	$10,224	$9,032
10/15	$9,787	$10,226	$9,741
11/15	$9,772	$10,199	$9,660
12/15	$9,676	$10,166	$9,486
1/16	$9,478	$10,306	$8,914
2/16	$9,312	$10,379	$8,853
3/16	$9,573	$10,474	$9,509
4/16	$9,740	$10,514	$9,649
5/16	$9,819	$10,517	$9,661
6/16	$9,803	$10,706	$9,603
7/16	$10,128	$10,774	$10,016
8/16	$10,168	$10,761	$10,050
9/16	$10,215	$10,755	$10,112
10/16	$10,065	$10,673	$9,940
11/16	$10,088	$10,420	$10,016
12/16	$10,247	$10,435	$10,232
1/17	$10,437	$10,456	$10,512
2/17	$10,619	$10,526	$10,807
3/17	$10,683	$10,520	$10,939
4/17	$10,754	$10,601	$11,109
5/17	$10,826	$10,683	$11,355
6/17	$10,873	$10,672	$11,406
7/17	$11,119	$10,718	$11,725
8/17	$11,119	$10,814	$11,770
9/17	$11,269	$10,763	$11,997
10/17	$11,451	$10,769	$12,246
11/17	$11,539	$10,755	$12,484
12/17	$11,669	$10,805	$12,685
1/18	$12,192	$10,680	$13,400
2/18	$11,782	$10,579	$12,838
3/18	$11,581	$10,647	$12,563
4/18	$11,509	$10,568	$12,683
5/18	$11,661	$10,643	$12,699
6/18	$11,533	$10,630	$12,630
7/18	$11,798	$10,633	$13,011
8/18	$11,886	$10,701	$13,113
9/18	$11,910	$10,632	$13,170
10/18	$11,155	$10,548	$12,183
11/18	$11,291	$10,611	$12,361
12/18	$10,698	$10,806	$11,491
1/19	$11,067	$10,921	$12,398
2/19	$11,239	$10,914	$12,729
3/19	$11,346	$11,124	$12,890
4/19	$11,477	$11,127	$13,325
5/19	$11,166	$11,324	$12,534
6/19	$11,502	$11,466	$13,355
7/19	$11,502	$11,492	$13,394
8/19	$11,510	$11,789	$13,077
9/19	$11,535	$11,727	$13,352
10/19	$11,642	$11,762	$13,717
11/19	$11,765	$11,756	$14,052
12/19	$11,942	$11,748	$14,547
1/20	$11,993	$11,974	$14,386
2/20	$11,730	$12,189	$13,224
3/20	$11,169	$12,118	$11,439
4/20	$11,636	$12,333	$12,664
5/20	$11,832	$12,391	$13,215
6/20	$11,951	$12,469	$13,637
7/20	$12,291	$12,655	$14,358
8/20	$12,563	$12,553	$15,237
9/20	$12,376	$12,546	$14,746
10/20	$12,180	$12,490	$14,388
11/20	$12,784	$12,612	$16,161
12/20	$12,989	$12,630	$16,911
1/21	$12,876	$12,539	$16,834
2/21	$13,023	$12,358	$17,224
3/21	$13,223	$12,204	$17,684
4/21	$13,484	$12,300	$18,458
5/21	$13,649	$12,340	$18,745
6/21	$13,658	$12,427	$18,992
7/21	$13,597	$12,566	$19,123
8/21	$13,736	$12,542	$19,601
9/21	$13,380	$12,433	$18,792
10/21	$13,675	$12,430	$19,751
11/21	$13,466	$12,467	$19,275
12/21	$13,781	$12,435	$20,046
1/22	$13,426	$12,167	$19,062
2/22	$13,180	$12,031	$18,569
3/22	$13,171	$11,697	$18,972
4/22	$12,534	$11,253	$17,453
5/22	$12,579	$11,326	$17,474
6/22	$12,033	$11,148	$16,001
7/22	$12,425	$11,420	$17,118
8/22	$11,960	$11,098	$16,488
9/22	$11,178	$10,618	$14,909
10/22	$11,205	$10,481	$15,809
11/22	$11,888	$10,866	$17,035
12/22	$11,635	$10,817	$16,365
1/23	$12,117	$11,150	$17,538
2/23	$11,744	$10,862	$17,035
3/23	$12,135	$11,138	$17,561
4/23	$12,254	$11,205	$17,813
5/23	$12,026	$11,083	$17,622
6/23	$12,172	$11,044	$18,645
7/23	$12,226	$11,036	$19,328
8/23	$11,990	$10,965	$18,788
9/23	$11,489	$10,687	$18,011
10/23	$11,216	$10,518	$17,469
11/23	$11,853	$10,994	$19,082
12/23	$12,306	$11,415	$19,998
1/24	$12,232	$11,384	$20,116
2/24	$12,371	$11,223	$20,979
3/24	$12,593	$11,327	$21,637
4/24	$12,269	$11,041	$20,924
5/24	$12,629	$11,228	$21,773
6/24	$12,777	$11,334	$22,258
7/24	$13,073	$11,599	$22,617
8/24	$13,444	$11,765	$23,192

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	10.50%	2.85%	3.00%
Class C with 1% Maximum Deferred Sales Charge	9.50%	2.85%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.1%
iShares MSCI Taiwan ETF	3.1%
iShares MSCI India ETF	3.1%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
U.S. Treasury Notes, 4.00%, 2/15/26	2.2%
U.S. Treasury Bonds, 2.25%, 5/15/41	2.0%
Apple, Inc.	2.0%
iShares MSCI South Korea ETF	1.9%
NVIDIA Corp.	1.8%
Microsoft Corp.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECRAX-TSR-AR

Eaton Vance Richard Bernstein All Asset Strategy Fund

Class I EIRAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein All Asset Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (the Blended Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in short-term and long-term U.S. Treasurys, which underperformed the Blended Index, detracted from relative returns

↓ Overweight positions in U.S. energy and consumer staples -- two of the weaker-performing equity sectors within the Blended Index -- hurt returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- hampered returns relative to the Blended Index, and was sold in July 2024

↑ An overweight position in equities and an underweight position in fixed-income assets helped relative returns as stocks generally outperformed bonds

↑ Stock selections in the financials and health care sectors contributed to performance relative to the Blended Index during the period

↑ An overweight position in securitized mortgages -- through investments in the Janus Henderson Mortgage-Backed Securities ETF -- helped relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$979,330	$993,213	$967,570
10/14	$987,752	$1,002,974	$974,384
11/14	$996,935	$1,010,089	$990,684
12/14	$987,116	$1,011,034	$971,563
1/15	$980,890	$1,032,235	$956,377
2/15	$1,009,669	$1,022,529	$1,009,620
3/15	$1,004,229	$1,027,277	$993,973
4/15	$1,006,559	$1,023,591	$1,022,816
5/15	$1,012,007	$1,021,126	$1,021,481
6/15	$984,004	$1,009,992	$997,432
7/15	$1,000,335	$1,017,013	$1,006,095
8/15	$957,546	$1,015,552	$937,126
9/15	$948,992	$1,022,422	$903,176
10/15	$989,439	$1,022,592	$974,058
11/15	$989,434	$1,019,890	$966,016
12/15	$979,764	$1,016,594	$948,596
1/16	$960,799	$1,030,584	$891,386
2/16	$944,998	$1,037,895	$885,250
3/16	$971,862	$1,047,417	$950,856
4/16	$990,038	$1,051,438	$964,891
5/16	$999,514	$1,051,707	$966,110
6/16	$997,928	$1,070,604	$960,258
7/16	$1,031,909	$1,077,373	$1,001,642
8/16	$1,037,445	$1,076,141	$1,005,010
9/16	$1,042,969	$1,075,510	$1,011,169
10/16	$1,028,753	$1,067,284	$994,007
11/16	$1,031,124	$1,042,039	$1,001,561
12/16	$1,049,002	$1,043,508	$1,023,197
1/17	$1,068,906	$1,045,556	$1,051,174
2/17	$1,088,801	$1,052,583	$1,080,661
3/17	$1,096,754	$1,052,031	$1,093,881
4/17	$1,104,714	$1,060,150	$1,110,929
5/17	$1,112,671	$1,068,310	$1,135,461
6/17	$1,118,247	$1,067,234	$1,140,625
7/17	$1,144,505	$1,071,827	$1,172,501
8/17	$1,145,301	$1,081,441	$1,176,993
9/17	$1,162,020	$1,076,290	$1,199,733
10/17	$1,181,915	$1,076,914	$1,224,646
11/17	$1,192,260	$1,075,531	$1,248,353
12/17	$1,206,440	$1,080,468	$1,268,478
1/18	$1,261,835	$1,068,024	$1,340,042
2/18	$1,220,294	$1,057,900	$1,283,762
3/18	$1,199,934	$1,064,684	$1,256,281
4/18	$1,193,423	$1,056,765	$1,268,278
5/18	$1,210,523	$1,064,307	$1,269,861
6/18	$1,198,308	$1,062,998	$1,262,985
7/18	$1,226,821	$1,063,251	$1,301,072
8/18	$1,237,410	$1,070,093	$1,311,294
9/18	$1,240,672	$1,063,202	$1,317,001
10/18	$1,163,285	$1,054,800	$1,218,306
11/18	$1,177,948	$1,061,097	$1,236,124
12/18	$1,116,918	$1,080,590	$1,149,059
1/19	$1,156,303	$1,092,066	$1,239,788
2/19	$1,175,579	$1,091,433	$1,272,949
3/19	$1,188,150	$1,112,391	$1,288,957
4/19	$1,201,559	$1,112,675	$1,332,480
5/19	$1,170,556	$1,132,427	$1,253,438
6/19	$1,206,587	$1,146,648	$1,335,513
7/19	$1,208,255	$1,149,170	$1,339,426
8/19	$1,209,928	$1,178,947	$1,307,652
9/19	$1,214,117	$1,172,668	$1,335,167
10/19	$1,225,845	$1,176,201	$1,371,709
11/19	$1,240,095	$1,175,602	$1,405,194
12/19	$1,260,156	$1,174,782	$1,454,678
1/20	$1,266,290	$1,197,390	$1,438,610
2/20	$1,239,121	$1,218,942	$1,322,414
3/20	$1,181,278	$1,211,768	$1,143,884
4/20	$1,231,228	$1,233,309	$1,266,422
5/20	$1,253,129	$1,239,051	$1,321,500
6/20	$1,266,273	$1,246,856	$1,363,725
7/20	$1,303,075	$1,265,481	$1,435,849
8/20	$1,333,736	$1,255,266	$1,523,730
9/20	$1,315,333	$1,254,578	$1,474,600
10/20	$1,295,174	$1,248,976	$1,438,755
11/20	$1,360,020	$1,261,231	$1,616,100
12/20	$1,383,886	$1,262,969	$1,691,134
1/21	$1,372,140	$1,253,914	$1,683,443
2/21	$1,390,215	$1,235,806	$1,722,437
3/21	$1,411,919	$1,220,375	$1,768,443
4/21	$1,440,834	$1,230,016	$1,845,763
5/21	$1,459,810	$1,234,035	$1,874,488
6/21	$1,462,533	$1,242,705	$1,899,192
7/21	$1,457,117	$1,256,600	$1,912,276
8/21	$1,473,388	$1,254,207	$1,960,139
9/21	$1,435,423	$1,243,349	$1,879,166
10/21	$1,468,868	$1,243,006	$1,975,085
11/21	$1,447,174	$1,246,683	$1,927,524
12/21	$1,482,957	$1,243,493	$2,004,626
1/22	$1,445,692	$1,216,703	$1,906,174
2/22	$1,420,849	$1,203,129	$1,856,943
3/22	$1,420,849	$1,169,704	$1,897,162
4/22	$1,353,007	$1,125,316	$1,745,310
5/22	$1,358,740	$1,132,572	$1,747,352
6/22	$1,301,410	$1,114,804	$1,600,057
7/22	$1,344,408	$1,142,044	$1,711,793
8/22	$1,295,676	$1,109,774	$1,648,773
9/22	$1,211,591	$1,061,824	$1,490,938
10/22	$1,216,369	$1,048,071	$1,580,911
11/22	$1,290,899	$1,086,615	$1,703,532
12/22	$1,264,571	$1,081,713	$1,636,496
1/23	$1,317,704	$1,114,991	$1,753,795
2/23	$1,278,095	$1,086,163	$1,703,532
3/23	$1,322,534	$1,113,754	$1,756,056
4/23	$1,336,059	$1,120,504	$1,781,295
5/23	$1,312,873	$1,108,303	$1,762,216
6/23	$1,329,296	$1,104,350	$1,864,532
7/23	$1,336,059	$1,103,580	$1,932,789
8/23	$1,310,941	$1,096,532	$1,878,779
9/23	$1,257,808	$1,068,667	$1,801,090
10/23	$1,229,792	$1,051,802	$1,746,937
11/23	$1,300,315	$1,099,434	$1,908,172
12/23	$1,350,626	$1,141,519	$1,999,829
1/24	$1,344,680	$1,138,385	$2,011,553
2/24	$1,360,535	$1,122,301	$2,097,875
3/24	$1,385,308	$1,132,664	$2,163,742
4/24	$1,351,617	$1,104,055	$2,092,353
5/24	$1,391,253	$1,122,772	$2,177,331
6/24	$1,409,090	$1,133,402	$2,225,825
7/24	$1,443,772	$1,159,875	$2,261,722
8/24	$1,463,649	$1,176,542	$2,319,162

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	11.64%	3.88%	3.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%
Blended Index	13.58%	4.94%	4.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$425,009,041
# of Portfolio Holdings	272
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,892,902

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.1%
U.S. Treasury Obligations	28.3%
Exchange-Traded Funds	30.2%
Common Stocks	36.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.1%
iShares MSCI Taiwan ETF	3.1%
iShares MSCI India ETF	3.1%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
U.S. Treasury Notes, 4.00%, 2/15/26	2.2%
U.S. Treasury Bonds, 2.25%, 5/15/41	2.0%
Apple, Inc.	2.0%
iShares MSCI South Korea ETF	1.9%
NVIDIA Corp.	1.8%
Microsoft Corp.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIRAX-TSR-AR

Eaton Vance Richard Bernstein Equity Strategy Fund

Class A ERBAX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index
8/14	$9,475	$10,000
9/14	$9,182	$9,676
10/14	$9,322	$9,744
11/14	$9,450	$9,907
12/14	$9,289	$9,716
1/15	$9,128	$9,564
2/15	$9,635	$10,096
3/15	$9,539	$9,940
4/15	$9,603	$10,228
5/15	$9,719	$10,215
6/15	$9,417	$9,974
7/15	$9,603	$10,061
8/15	$8,955	$9,371
9/15	$8,762	$9,032
10/15	$9,366	$9,741
11/15	$9,379	$9,660
12/15	$9,220	$9,486
1/16	$8,912	$8,914
2/16	$8,683	$8,853
3/16	$9,050	$9,509
4/16	$9,188	$9,649
5/16	$9,332	$9,661
6/16	$9,220	$9,603
7/16	$9,614	$10,016
8/16	$9,705	$10,050
9/16	$9,764	$10,112
10/16	$9,614	$9,940
11/16	$9,908	$10,016
12/16	$10,115	$10,232
1/17	$10,345	$10,512
2/17	$10,602	$10,807
3/17	$10,697	$10,939
4/17	$10,812	$11,109
5/17	$10,906	$11,355
6/17	$10,988	$11,406
7/17	$11,333	$11,725
8/17	$11,319	$11,770
9/17	$11,570	$11,997
10/17	$11,875	$12,246
11/17	$12,051	$12,484
12/17	$12,208	$12,685
1/18	$12,987	$13,400
2/18	$12,444	$12,838
3/18	$12,180	$12,563
4/18	$12,058	$12,683
5/18	$12,330	$12,699
6/18	$12,158	$12,630
7/18	$12,508	$13,011
8/18	$12,565	$13,113
9/18	$12,586	$13,170
10/18	$11,501	$12,183
11/18	$11,772	$12,361
12/18	$10,750	$11,491
1/19	$11,479	$12,398
2/19	$11,825	$12,729
3/19	$12,073	$12,890
4/19	$12,373	$13,325
5/19	$11,704	$12,534
6/19	$12,373	$13,355
7/19	$12,396	$13,394
8/19	$12,403	$13,077
9/19	$12,509	$13,352
10/19	$12,764	$13,717
11/19	$13,065	$14,052
12/19	$13,475	$14,547
1/20	$13,458	$14,386
2/20	$12,572	$13,224
3/20	$11,359	$11,439
4/20	$12,310	$12,664
5/20	$12,851	$13,215
6/20	$13,081	$13,637
7/20	$13,827	$14,358
8/20	$14,623	$15,237
9/20	$14,122	$14,746
10/20	$13,778	$14,388
11/20	$15,098	$16,161
12/20	$15,657	$16,911
1/21	$15,498	$16,834
2/21	$16,103	$17,224
3/21	$16,691	$17,684
4/21	$17,338	$18,458
5/21	$17,716	$18,745
6/21	$17,716	$18,992
7/21	$17,590	$19,123
8/21	$17,943	$19,601
9/21	$17,212	$18,792
10/21	$18,002	$19,751
11/21	$17,565	$19,275
12/21	$18,353	$20,046
1/22	$17,803	$19,062
2/22	$17,366	$18,569
3/22	$17,603	$18,972
4/22	$16,359	$17,453
5/22	$16,473	$17,474
6/22	$15,344	$16,001
7/22	$16,151	$17,118
8/22	$15,524	$16,488
9/22	$14,062	$14,909
10/22	$14,850	$15,809
11/22	$16,132	$17,035
12/22	$15,610	$16,365
1/23	$16,382	$17,538
2/23	$15,850	$17,035
3/23	$16,543	$17,561
4/23	$16,874	$17,813
5/23	$16,442	$17,622
6/23	$17,154	$18,645
7/23	$17,706	$19,328
8/23	$17,144	$18,788
9/23	$16,322	$18,011
10/23	$15,941	$17,469
11/23	$17,114	$19,082
12/23	$17,849	$19,998
1/24	$17,696	$20,116
2/24	$18,458	$20,979
3/24	$19,046	$21,637
4/24	$18,578	$20,924
5/24	$19,395	$21,773
6/24	$19,711	$22,258
7/24	$20,223	$22,617
8/24	$20,512	$23,192

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	19.67%	10.58%	8.03%
Class A with 5.25% Maximum Sales Charge	13.37%	9.40%	7.44%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Exchange-Traded Funds
17.2%
Information Technology
16.5%
Financials
12.4%
Industrials
12.0%
Health Care
11.4%
Energy
6.4%
Consumer Discretionary
5.5%
Materials
4.5%
Communication Services
4.3%
Consumer Staples
4.1%
Short-Term Investments
3.0%
Utilities
1.4%
Real Estate
1.3%

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	6.6%
iShares MSCI India ETF	6.5%
Apple, Inc.	4.3%
iShares MSCI South Korea ETF	4.1%
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.4%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.0%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ERBAX-TSR-AR

Eaton Vance Richard Bernstein Equity Strategy Fund

Class C ERBCX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index
8/14	$10,000	$10,000
9/14	$9,694	$9,676
10/14	$9,830	$9,744
11/14	$9,959	$9,907
12/14	$9,785	$9,716
1/15	$9,608	$9,564
2/15	$10,133	$10,096
3/15	$10,031	$9,940
4/15	$10,086	$10,228
5/15	$10,208	$10,215
6/15	$9,881	$9,974
7/15	$10,072	$10,061
8/15	$9,383	$9,371
9/15	$9,178	$9,032
10/15	$9,806	$9,741
11/15	$9,806	$9,660
12/15	$9,640	$9,486
1/16	$9,315	$8,914
2/16	$9,066	$8,853
3/16	$9,446	$9,509
4/16	$9,584	$9,649
5/16	$9,723	$9,661
6/16	$9,605	$9,603
7/16	$10,006	$10,016
8/16	$10,096	$10,050
9/16	$10,151	$10,112
10/16	$9,985	$9,940
11/16	$10,289	$10,016
12/16	$10,494	$10,232
1/17	$10,728	$10,512
2/17	$10,990	$10,807
3/17	$11,082	$10,939
4/17	$11,195	$11,109
5/17	$11,287	$11,355
6/17	$11,358	$11,406
7/17	$11,713	$11,725
8/17	$11,691	$11,770
9/17	$11,939	$11,997
10/17	$12,244	$12,246
11/17	$12,414	$12,484
12/17	$12,574	$12,685
1/18	$13,368	$13,400
2/18	$12,797	$12,838
3/18	$12,522	$12,563
4/18	$12,389	$12,683
5/18	$12,656	$12,699
6/18	$12,470	$12,630
7/18	$12,827	$13,011
8/18	$12,879	$13,113
9/18	$12,886	$13,170
10/18	$11,765	$12,183
11/18	$12,040	$12,361
12/18	$10,988	$11,491
1/19	$11,720	$12,398
2/19	$12,070	$12,729
3/19	$12,319	$12,890
4/19	$12,615	$13,325
5/19	$11,922	$12,534
6/19	$12,599	$13,355
7/19	$12,615	$13,394
8/19	$12,615	$13,077
9/19	$12,716	$13,352
10/19	$12,973	$13,717
11/19	$13,261	$14,052
12/19	$13,676	$14,547
1/20	$13,650	$14,386
2/20	$12,740	$13,224
3/20	$11,500	$11,439
4/20	$12,453	$12,664
5/20	$13,001	$13,215
6/20	$13,220	$13,637
7/20	$13,971	$14,358
8/20	$14,755	$15,237
9/20	$14,249	$14,746
10/20	$13,895	$14,388
11/20	$15,210	$16,161
12/20	$15,764	$16,911
1/21	$15,601	$16,834
2/21	$16,194	$17,224
3/21	$16,771	$17,684
4/21	$17,416	$18,458
5/21	$17,777	$18,745
6/21	$17,769	$18,992
7/21	$17,640	$19,123
8/21	$17,984	$19,601
9/21	$17,235	$18,792
10/21	$18,018	$19,751
11/21	$17,562	$19,275
12/21	$18,342	$20,046
1/22	$17,782	$19,062
2/22	$17,337	$18,569
3/22	$17,560	$18,972
4/22	$16,314	$17,453
5/22	$16,410	$17,474
6/22	$15,280	$16,001
7/22	$16,072	$17,118
8/22	$15,435	$16,488
9/22	$13,976	$14,909
10/22	$14,749	$15,809
11/22	$16,014	$17,035
12/22	$15,482	$16,365
1/23	$16,244	$17,538
2/23	$15,706	$17,035
3/23	$16,376	$17,561
4/23	$16,701	$17,813
5/23	$16,265	$17,622
6/23	$16,945	$18,645
7/23	$17,484	$19,328
8/23	$16,915	$18,788
9/23	$16,102	$18,011
10/23	$15,716	$17,469
11/23	$16,864	$19,082
12/23	$17,567	$19,998
1/24	$17,414	$20,116
2/24	$18,148	$20,979
3/24	$18,717	$21,637
4/24	$18,246	$20,924
5/24	$19,035	$21,773
6/24	$19,342	$22,258
7/24	$19,824	$22,617
8/24	$20,397	$23,192

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	18.82%	9.75%	7.38%
Class C with 1% Maximum Deferred Sales Charge	17.82%	9.75%	7.38%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	6.6%
iShares MSCI India ETF	6.5%
Apple, Inc.	4.3%
iShares MSCI South Korea ETF	4.1%
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.4%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.0%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ERBCX-TSR-AR

Eaton Vance Richard Bernstein Equity Strategy Fund

Class I ERBIX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Richard Bernstein Equity Strategy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ An underweight position in the information technology sector -- mainly in the semiconductors & semiconductor equipment industry -- detracted from returns

↓ An overweight position in China -- through investments in the MSCI China ETF -- detracted from Index-relative performance, and was sold in July 2024

↓ Despite small-cap stocks having low valuations relative to large-cap stocks, an overweight position in global small-cap stocks detracted from returns

↓ An overweight position in the U.S. energy sector -- particularly in the oil, gas & consumable fuels industry -- detracted from Index-relative performance

↑ In the consumer discretionary sector, underweight positions in the hotels, restaurants & leisure industry; and the textiles, apparel & luxury goods industry contributed to Index-relative returns. Stock selections in the household durables and specialty retail industries also helped relative returns

↑ Stock selections in the financials sector -- most notably in the capital markets, banks, and financial services industries -- contributed to returns

↑ In the health care sector, stock selections in the health care equipment & supplies industry, and biotechnology industry contributed to relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index
8/14	$1,000,000	$1,000,000
9/14	$969,856	$967,570
10/14	$984,595	$974,384
11/14	$997,987	$990,684
12/14	$981,431	$971,563
1/15	$964,481	$956,377
2/15	$1,018,057	$1,009,620
3/15	$1,008,557	$993,973
4/15	$1,015,332	$1,022,816
5/15	$1,028,215	$1,021,481
6/15	$996,337	$997,432
7/15	$1,016,691	$1,006,095
8/15	$947,508	$937,126
9/15	$927,161	$903,176
10/15	$992,274	$974,058
11/15	$992,957	$966,016
12/15	$976,952	$948,596
1/16	$944,345	$891,386
2/16	$920,055	$885,250
3/16	$959,607	$950,856
4/16	$974,184	$964,891
5/16	$989,448	$966,110
6/16	$977,649	$960,258
7/16	$1,019,970	$1,001,642
8/16	$1,029,681	$1,005,010
9/16	$1,035,919	$1,011,169
10/16	$1,019,957	$994,007
11/16	$1,051,870	$1,001,561
12/16	$1,074,489	$1,023,197
1/17	$1,098,213	$1,051,174
2/17	$1,126,243	$1,080,661
3/17	$1,136,302	$1,093,881
4/17	$1,149,237	$1,110,929
5/17	$1,160,016	$1,135,461
6/17	$1,167,924	$1,140,625
7/17	$1,205,289	$1,172,501
8/17	$1,204,564	$1,176,993
9/17	$1,231,159	$1,199,733
10/17	$1,263,499	$1,224,646
11/17	$1,282,190	$1,248,353
12/17	$1,299,309	$1,268,478
1/18	$1,382,945	$1,340,042
2/18	$1,325,158	$1,283,762
3/18	$1,297,020	$1,256,281
4/18	$1,284,863	$1,268,278
5/18	$1,313,762	$1,269,861
6/18	$1,295,507	$1,262,985
7/18	$1,333,511	$1,301,072
8/18	$1,340,364	$1,311,294
9/18	$1,341,873	$1,317,001
10/18	$1,226,307	$1,218,306
11/18	$1,255,952	$1,236,124
12/18	$1,147,184	$1,149,059
1/19	$1,224,999	$1,239,788
2/19	$1,262,706	$1,272,949
3/19	$1,289,171	$1,288,957
4/19	$1,321,265	$1,332,480
5/19	$1,249,858	$1,253,438
6/19	$1,322,061	$1,335,513
7/19	$1,324,476	$1,339,426
8/19	$1,326,073	$1,307,652
9/19	$1,337,302	$1,335,167
10/19	$1,365,380	$1,371,709
11/19	$1,397,459	$1,405,194
12/19	$1,441,605	$1,454,678
1/20	$1,440,721	$1,438,610
2/20	$1,345,953	$1,322,414
3/20	$1,215,217	$1,143,884
4/20	$1,317,871	$1,266,422
5/20	$1,376,660	$1,321,500
6/20	$1,401,231	$1,363,725
7/20	$1,481,066	$1,435,849
8/20	$1,566,182	$1,523,730
9/20	$1,513,526	$1,474,600
10/20	$1,477,552	$1,438,755
11/20	$1,618,803	$1,616,100
12/20	$1,679,120	$1,691,134
1/21	$1,662,903	$1,683,443
2/21	$1,727,756	$1,722,437
3/21	$1,790,825	$1,768,443
4/21	$1,861,096	$1,845,763
5/21	$1,901,644	$1,874,488
6/21	$1,902,548	$1,899,192
7/21	$1,889,017	$1,912,276
8/21	$1,927,752	$1,960,139
9/21	$1,849,381	$1,879,166
10/21	$1,934,958	$1,975,085
11/21	$1,887,215	$1,927,524
12/21	$1,972,806	$2,004,626
1/22	$1,914,662	$1,906,174
2/22	$1,867,739	$1,856,943
3/22	$1,894,261	$1,897,162
4/22	$1,760,632	$1,745,310
5/22	$1,772,873	$1,747,352
6/22	$1,651,485	$1,600,057
7/22	$1,739,211	$1,711,793
8/22	$1,671,887	$1,648,773
9/22	$1,514,797	$1,490,938
10/22	$1,600,482	$1,580,911
11/22	$1,738,191	$1,703,532
12/22	$1,681,753	$1,636,496
1/23	$1,766,057	$1,753,795
2/23	$1,708,773	$1,703,532
3/23	$1,783,350	$1,756,056
4/23	$1,820,098	$1,781,295
5/23	$1,774,703	$1,762,216
6/23	$1,850,361	$1,864,532
7/23	$1,910,886	$1,932,789
8/23	$1,850,361	$1,878,779
9/23	$1,762,814	$1,801,090
10/23	$1,721,743	$1,746,937
11/23	$1,849,280	$1,908,172
12/23	$1,927,481	$1,999,829
1/24	$1,912,193	$2,011,553
2/24	$1,994,514	$2,097,875
3/24	$2,059,194	$2,163,742
4/24	$2,008,626	$2,092,353
5/24	$2,098,003	$2,177,331
6/24	$2,133,283	$2,225,825
7/24	$2,188,556	$2,261,722
8/24	$2,220,475	$2,319,162

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	19.99%	10.85%	8.30%
MSCI ACWI Index (net of foreign withholding taxes)	23.44%	12.13%	8.77%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$721,658,889
# of Portfolio Holdings	248
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$5,831,235

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.3%
Utilities	1.4%
Short-Term Investments	3.0%
Consumer Staples	4.1%
Communication Services	4.3%
Materials	4.5%
Consumer Discretionary	5.5%
Energy	6.4%
Health Care	11.4%
Industrials	12.0%
Financials	12.4%
Information Technology	16.5%
Exchange-Traded Funds	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	6.6%
iShares MSCI India ETF	6.5%
Apple, Inc.	4.3%
iShares MSCI South Korea ETF	4.1%
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.4%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.0%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ERBIX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class A ETHSX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.16%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$9,475	$10,000	$10,000	$10,000
9/14	$9,447	$9,729	$9,860	$10,043
10/14	$10,055	$9,792	$10,101	$10,289
11/14	$10,246	$9,988	$10,372	$10,616
12/14	$10,132	$9,827	$10,346	$10,347
1/15	$10,347	$9,649	$10,036	$10,582
2/15	$10,761	$10,214	$10,612	$11,062
3/15	$11,042	$10,054	$10,444	$11,205
4/15	$10,810	$10,290	$10,545	$11,193
5/15	$11,381	$10,325	$10,680	$11,510
6/15	$11,348	$10,085	$10,474	$11,375
7/15	$11,753	$10,266	$10,693	$11,858
8/15	$10,926	$9,587	$10,048	$10,988
9/15	$9,975	$9,233	$9,799	$10,310
10/15	$10,520	$9,965	$10,626	$10,937
11/15	$10,752	$9,915	$10,657	$10,864
12/15	$10,981	$9,741	$10,489	$11,029
1/16	$9,763	$9,158	$9,969	$10,161
2/16	$9,509	$9,090	$9,955	$10,034
3/16	$9,745	$9,707	$10,631	$10,277
4/16	$10,081	$9,861	$10,672	$10,617
5/16	$10,354	$9,916	$10,864	$10,766
6/16	$10,109	$9,805	$10,892	$10,852
7/16	$10,654	$10,219	$11,293	$11,345
8/16	$10,127	$10,228	$11,309	$10,874
9/16	$10,127	$10,282	$11,311	$10,860
10/16	$9,218	$10,083	$11,105	$10,110
11/16	$9,200	$10,228	$11,516	$10,119
12/16	$9,346	$10,473	$11,744	$10,278
1/17	$9,592	$10,725	$11,967	$10,503
2/17	$10,146	$11,023	$12,442	$11,110
3/17	$10,208	$11,140	$12,456	$11,146
4/17	$10,454	$11,305	$12,584	$11,356
5/17	$10,393	$11,545	$12,761	$11,604
6/17	$10,762	$11,589	$12,841	$11,919
7/17	$10,834	$11,866	$13,105	$11,927
8/17	$10,988	$11,883	$13,145	$12,045
9/17	$11,039	$12,150	$13,416	$12,207
10/17	$10,670	$12,379	$13,729	$12,049
11/17	$10,937	$12,648	$14,150	$12,321
12/17	$10,864	$12,819	$14,308	$12,313
1/18	$11,455	$13,495	$15,127	$13,003
2/18	$10,906	$12,936	$14,569	$12,420
3/18	$10,737	$12,654	$14,199	$12,162
4/18	$10,875	$12,800	$14,254	$12,278
5/18	$11,043	$12,880	$14,597	$12,336
6/18	$11,254	$12,874	$14,687	$12,500
7/18	$11,972	$13,276	$15,233	$13,268
8/18	$12,341	$13,440	$15,730	$13,660
9/18	$12,573	$13,515	$15,819	$13,937
10/18	$11,782	$12,523	$14,738	$13,021
11/18	$12,489	$12,665	$15,038	$13,730
12/18	$11,514	$11,702	$13,680	$12,623
1/19	$12,279	$12,612	$14,777	$13,273
2/19	$12,556	$12,992	$15,251	$13,534
3/19	$12,800	$13,162	$15,547	$13,650
4/19	$12,412	$13,629	$16,177	$13,298
5/19	$12,168	$12,843	$15,149	$12,979
6/19	$13,044	$13,689	$16,217	$13,855
7/19	$12,878	$13,757	$16,450	$13,701
8/19	$12,878	$13,475	$16,189	$13,697
9/19	$12,789	$13,762	$16,492	$13,682
10/19	$13,344	$14,112	$16,849	$14,365
11/19	$13,954	$14,505	$17,461	$15,044
12/19	$14,507	$14,940	$17,988	$15,557
1/20	$14,272	$14,849	$17,981	$15,336
2/20	$13,347	$13,594	$16,501	$14,287
3/20	$12,901	$11,795	$14,463	$13,771
4/20	$14,343	$13,083	$16,317	$15,370
5/20	$14,882	$13,715	$17,094	$15,990
6/20	$14,729	$14,078	$17,434	$15,776
7/20	$15,268	$14,752	$18,417	$16,423
8/20	$15,678	$15,737	$19,740	$16,761
9/20	$15,432	$15,194	$18,990	$16,530
10/20	$14,729	$14,728	$18,485	$15,724
11/20	$15,807	$16,611	$20,509	$17,131
12/20	$16,397	$17,316	$21,297	$17,660
1/21	$16,334	$17,144	$21,082	$17,848
2/21	$16,107	$17,583	$21,664	$17,362
3/21	$16,460	$18,168	$22,612	$17,788
4/21	$17,140	$19,013	$23,819	$18,467
5/21	$17,492	$19,287	$23,986	$18,846
6/21	$17,971	$19,575	$24,546	$19,411
7/21	$18,588	$19,925	$25,129	$20,133
8/21	$19,218	$20,421	$25,893	$20,692
9/21	$18,097	$19,573	$24,688	$19,607
10/21	$19,306	$20,682	$26,418	$20,435
11/21	$18,462	$20,229	$26,235	$19,706
12/21	$20,013	$21,093	$27,411	$21,157
1/22	$18,234	$19,977	$25,992	$19,594
2/22	$18,302	$19,472	$25,214	$19,506
3/22	$19,301	$20,007	$26,150	$20,446
4/22	$18,302	$18,344	$23,870	$19,499
5/22	$18,179	$18,358	$23,914	$19,595
6/22	$17,864	$16,768	$21,940	$18,973
7/22	$18,466	$18,099	$23,963	$19,593
8/22	$17,043	$17,343	$22,986	$18,412
9/22	$16,290	$15,731	$20,869	$17,687
10/22	$17,494	$16,860	$22,558	$19,174
11/22	$18,425	$18,033	$23,819	$20,251
12/22	$18,126	$17,267	$22,446	$20,012
1/23	$18,026	$18,488	$23,857	$19,882
2/23	$17,355	$18,044	$23,275	$19,071
3/23	$18,055	$18,602	$24,129	$19,691
4/23	$18,697	$18,928	$24,506	$20,380
5/23	$18,126	$18,739	$24,612	$19,545
6/23	$18,669	$19,872	$26,239	$20,168
7/23	$18,897	$20,540	$27,082	$20,429
8/23	$18,783	$20,049	$26,650	$20,271
9/23	$18,069	$19,184	$25,380	$19,612
10/23	$17,283	$18,627	$24,846	$18,805
11/23	$18,355	$20,374	$27,115	$19,884
12/23	$19,153	$21,374	$28,347	$20,763
1/24	$19,651	$21,631	$28,824	$21,321
2/24	$20,296	$22,548	$30,363	$21,801
3/24	$20,677	$23,272	$31,339	$22,315
4/24	$19,841	$22,408	$30,059	$21,433
5/24	$20,545	$23,408	$31,550	$22,005
6/24	$21,087	$23,885	$32,682	$22,422
7/24	$21,761	$24,306	$33,080	$23,155
8/24	$22,952	$24,948	$33,882	$24,427

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	22.17%	12.23%	9.24%
Class A with 5.25% Maximum Sales Charge	15.75%	11.04%	8.66%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Pharmaceuticals 42.3%
Biotechnology 12.2%
Health Care Equipment 11.5%
Life Sciences Tools & Services 11.3%
Managed Health Care 10.5%
Health Care Supplies 5.3%
Health Care Distributors 2.5%
Exchange Traded Funds 2.2%
Health Care Technology 0.8%
Metal, Glass & Plastic Containers 0.6%
Health Care Services 0.5%
Short-Term Investments 0.3%

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.8%
UnitedHealth Group, Inc.	7.6%
Novo Nordisk AS, Class B	7.0%
AbbVie, Inc.	5.2%
AstraZeneca PLC	5.0%
Thermo Fisher Scientific, Inc.	4.5%
Danaher Corp.	3.8%
Roche Holding AG PC	3.8%
Intuitive Surgical, Inc.	3.7%
Johnson & Johnson	3.4%
Total	54.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ETHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class C ECHSX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$10,000	$10,000	$10,000	$10,000
9/14	$9,964	$9,729	$9,860	$10,043
10/14	$10,603	$9,792	$10,101	$10,289
11/14	$10,792	$9,988	$10,372	$10,616
12/14	$10,667	$9,827	$10,346	$10,347
1/15	$10,887	$9,649	$10,036	$10,582
2/15	$11,319	$10,214	$10,612	$11,062
3/15	$11,598	$10,054	$10,444	$11,205
4/15	$11,352	$10,290	$10,545	$11,193
5/15	$11,945	$10,325	$10,680	$11,510
6/15	$11,902	$10,085	$10,474	$11,375
7/15	$12,317	$10,266	$10,693	$11,858
8/15	$11,445	$9,587	$10,048	$10,988
9/15	$10,447	$9,233	$9,799	$10,310
10/15	$11,006	$9,965	$10,626	$10,937
11/15	$11,243	$9,915	$10,657	$10,864
12/15	$11,477	$9,741	$10,489	$11,029
1/16	$10,196	$9,158	$9,969	$10,161
2/16	$9,927	$9,090	$9,955	$10,034
3/16	$10,159	$9,707	$10,631	$10,277
4/16	$10,512	$9,861	$10,672	$10,617
5/16	$10,781	$9,916	$10,864	$10,766
6/16	$10,530	$9,805	$10,892	$10,852
7/16	$11,078	$10,219	$11,293	$11,345
8/16	$10,530	$10,228	$11,309	$10,874
9/16	$10,521	$10,282	$11,311	$10,860
10/16	$9,575	$10,083	$11,105	$10,110
11/16	$9,556	$10,228	$11,516	$10,119
12/16	$9,687	$10,473	$11,744	$10,278
1/17	$9,948	$10,725	$11,967	$10,503
2/17	$10,502	$11,023	$12,442	$11,110
3/17	$10,565	$11,140	$12,456	$11,146
4/17	$10,816	$11,305	$12,584	$11,356
5/17	$10,753	$11,545	$12,761	$11,604
6/17	$11,119	$11,589	$12,841	$11,919
7/17	$11,192	$11,866	$13,105	$11,927
8/17	$11,338	$11,883	$13,145	$12,045
9/17	$11,390	$12,150	$13,416	$12,207
10/17	$11,004	$12,379	$13,729	$12,049
11/17	$11,265	$12,648	$14,150	$12,321
12/17	$11,181	$12,819	$14,308	$12,313
1/18	$11,782	$13,495	$15,127	$13,003
2/18	$11,213	$12,936	$14,569	$12,420
3/18	$11,041	$12,654	$14,199	$12,162
4/18	$11,159	$12,800	$14,254	$12,278
5/18	$11,342	$12,880	$14,597	$12,336
6/18	$11,546	$12,874	$14,687	$12,500
7/18	$12,265	$13,276	$15,233	$13,268
8/18	$12,641	$13,440	$15,730	$13,660
9/18	$12,867	$13,515	$15,819	$13,937
10/18	$12,050	$12,523	$14,738	$13,021
11/18	$12,770	$12,665	$15,038	$13,730
12/18	$11,767	$11,702	$13,680	$12,623
1/19	$12,540	$12,612	$14,777	$13,273
2/19	$12,809	$12,992	$15,251	$13,534
3/19	$13,055	$13,162	$15,547	$13,650
4/19	$12,652	$13,629	$16,177	$13,298
5/19	$12,395	$12,843	$15,149	$12,979
6/19	$13,279	$13,689	$16,217	$13,855
7/19	$13,100	$13,757	$16,450	$13,701
8/19	$13,089	$13,475	$16,189	$13,697
9/19	$12,977	$13,762	$16,492	$13,682
10/19	$13,536	$14,112	$16,849	$14,365
11/19	$14,141	$14,505	$17,461	$15,044
12/19	$14,698	$14,940	$17,988	$15,557
1/20	$14,453	$14,849	$17,981	$15,336
2/20	$13,505	$13,594	$16,501	$14,287
3/20	$13,037	$11,795	$14,463	$13,771
4/20	$14,499	$13,083	$16,317	$15,370
5/20	$15,038	$13,715	$17,094	$15,990
6/20	$14,862	$14,078	$17,434	$15,776
7/20	$15,400	$14,752	$18,417	$16,423
8/20	$15,798	$15,737	$19,740	$16,761
9/20	$15,541	$15,194	$18,990	$16,530
10/20	$14,827	$14,728	$18,485	$15,724
11/20	$15,904	$16,611	$20,509	$17,131
12/20	$16,485	$17,316	$21,297	$17,660
1/21	$16,410	$17,144	$21,082	$17,848
2/21	$16,174	$17,583	$21,664	$17,362
3/21	$16,522	$18,168	$22,612	$17,788
4/21	$17,195	$19,013	$23,819	$18,467
5/21	$17,543	$19,287	$23,986	$18,846
6/21	$18,004	$19,575	$24,546	$19,411
7/21	$18,614	$19,925	$25,129	$20,133
8/21	$19,224	$20,421	$25,893	$20,692
9/21	$18,091	$19,573	$24,688	$19,607
10/21	$19,286	$20,682	$26,418	$20,435
11/21	$18,440	$20,229	$26,235	$19,706
12/21	$19,978	$21,093	$27,411	$21,157
1/22	$18,181	$19,977	$25,992	$19,594
2/22	$18,248	$19,472	$25,214	$19,506
3/22	$19,227	$20,007	$26,150	$20,446
4/22	$18,221	$18,344	$23,870	$19,499
5/22	$18,087	$18,358	$23,914	$19,595
6/22	$17,765	$16,768	$21,940	$18,973
7/22	$18,342	$18,099	$23,963	$19,593
8/22	$16,934	$17,343	$22,986	$18,412
9/22	$16,170	$15,731	$20,869	$17,687
10/22	$17,350	$16,860	$22,558	$19,174
11/22	$18,261	$18,033	$23,819	$20,251
12/22	$17,945	$17,267	$22,446	$20,012
1/23	$17,847	$18,488	$23,857	$19,882
2/23	$17,178	$18,044	$23,275	$19,071
3/23	$17,847	$18,602	$24,129	$19,691
4/23	$18,475	$18,928	$24,506	$20,380
5/23	$17,903	$18,739	$24,612	$19,545
6/23	$18,420	$19,872	$26,239	$20,168
7/23	$18,643	$20,540	$27,082	$20,429
8/23	$18,517	$20,049	$26,650	$20,271
9/23	$17,792	$19,184	$25,380	$19,612
10/23	$17,024	$18,627	$24,846	$18,805
11/23	$18,057	$20,374	$27,115	$19,884
12/23	$18,826	$21,374	$28,347	$20,763
1/24	$19,297	$21,631	$28,824	$21,321
2/24	$19,926	$22,548	$30,363	$21,801
3/24	$20,298	$23,272	$31,339	$22,315
4/24	$19,455	$22,408	$30,059	$21,433
5/24	$20,141	$23,408	$31,550	$22,005
6/24	$20,655	$23,885	$32,682	$22,422
7/24	$21,313	$24,306	$33,080	$23,155
8/24	$22,802	$24,948	$33,882	$24,427

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	21.20%	11.37%	8.58%
Class C with 1% Maximum Deferred Sales Charge	20.20%	11.37%	8.58%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.8%
UnitedHealth Group, Inc.	7.6%
Novo Nordisk AS, Class B	7.0%
AbbVie, Inc.	5.2%
AstraZeneca PLC	5.0%
Thermo Fisher Scientific, Inc.	4.5%
Danaher Corp.	3.8%
Roche Holding AG PC	3.8%
Intuitive Surgical, Inc.	3.7%
Johnson & Johnson	3.4%
Total	54.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ECHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class I EIHSX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/14	$997,774	$972,859	$985,976	$1,004,278
10/14	$1,062,123	$979,152	$1,010,059	$1,028,944
11/14	$1,082,095	$998,775	$1,037,224	$1,061,609
12/14	$1,070,961	$982,670	$1,034,611	$1,034,691
1/15	$1,093,396	$964,864	$1,003,553	$1,058,201
2/15	$1,137,413	$1,021,395	$1,061,229	$1,106,222
3/15	$1,166,762	$1,005,406	$1,044,446	$1,120,475
4/15	$1,142,591	$1,028,985	$1,054,466	$1,119,275
5/15	$1,203,867	$1,032,530	$1,068,025	$1,150,966
6/15	$1,200,422	$1,008,521	$1,047,350	$1,137,512
7/15	$1,243,577	$1,026,624	$1,069,294	$1,185,829
8/15	$1,156,410	$958,688	$1,004,779	$1,098,822
9/15	$1,055,442	$923,327	$979,917	$1,031,021
10/15	$1,113,260	$996,496	$1,062,577	$1,093,668
11/15	$1,138,281	$991,537	$1,065,737	$1,086,426
12/15	$1,163,047	$974,109	$1,048,929	$1,102,950
1/16	$1,034,238	$915,833	$996,876	$1,016,051
2/16	$1,007,718	$909,017	$995,531	$1,003,372
3/16	$1,032,343	$970,702	$1,063,066	$1,027,727
4/16	$1,068,332	$986,062	$1,067,188	$1,061,734
5/16	$1,097,686	$991,601	$1,086,352	$1,076,606
6/16	$1,072,111	$980,489	$1,089,167	$1,085,173
7/16	$1,129,881	$1,021,913	$1,129,323	$1,134,534
8/16	$1,073,999	$1,022,763	$1,130,909	$1,087,396
9/16	$1,074,940	$1,028,196	$1,131,123	$1,085,963
10/16	$978,341	$1,008,297	$1,110,490	$1,011,004
11/16	$977,390	$1,022,795	$1,151,617	$1,011,907
12/16	$991,707	$1,047,269	$1,174,380	$1,027,811
1/17	$1,019,433	$1,072,545	$1,196,654	$1,050,277
2/17	$1,077,021	$1,102,301	$1,244,168	$1,111,013
3/17	$1,084,487	$1,114,043	$1,245,619	$1,114,557
4/17	$1,111,141	$1,130,538	$1,258,411	$1,135,606
5/17	$1,104,740	$1,154,454	$1,276,121	$1,160,369
6/17	$1,144,194	$1,158,896	$1,284,086	$1,191,851
7/17	$1,151,662	$1,186,631	$1,310,490	$1,192,742
8/17	$1,168,729	$1,188,302	$1,314,502	$1,204,493
9/17	$1,175,129	$1,214,973	$1,341,617	$1,220,684
10/17	$1,135,672	$1,237,934	$1,372,925	$1,204,880
11/17	$1,163,401	$1,264,757	$1,415,032	$1,232,125
12/17	$1,155,868	$1,281,861	$1,430,765	$1,231,319
1/18	$1,219,417	$1,349,543	$1,512,682	$1,300,327
2/18	$1,161,346	$1,293,635	$1,456,929	$1,242,030
3/18	$1,143,821	$1,265,438	$1,419,904	$1,216,192
4/18	$1,158,059	$1,279,980	$1,425,352	$1,227,804
5/18	$1,177,775	$1,288,001	$1,459,677	$1,233,608
6/18	$1,199,684	$1,287,386	$1,468,661	$1,250,013
7/18	$1,276,373	$1,327,596	$1,523,316	$1,326,801
8/18	$1,315,816	$1,344,022	$1,572,953	$1,366,030
9/18	$1,341,016	$1,351,506	$1,581,907	$1,393,713
10/18	$1,256,649	$1,252,268	$1,473,783	$1,302,071
11/18	$1,332,246	$1,266,493	$1,503,816	$1,373,032
12/18	$1,228,618	$1,170,192	$1,368,035	$1,262,270
1/19	$1,310,530	$1,261,239	$1,477,664	$1,327,254
2/19	$1,340,522	$1,299,165	$1,525,109	$1,353,449
3/19	$1,367,063	$1,316,228	$1,554,745	$1,364,981
4/19	$1,325,529	$1,362,901	$1,617,696	$1,329,792
5/19	$1,300,146	$1,284,260	$1,514,894	$1,297,938
6/19	$1,393,588	$1,368,887	$1,621,658	$1,385,498
7/19	$1,376,276	$1,375,667	$1,644,965	$1,370,087
8/19	$1,376,271	$1,347,529	$1,618,908	$1,369,677
9/19	$1,367,037	$1,376,205	$1,649,199	$1,368,239
10/19	$1,427,022	$1,411,226	$1,684,920	$1,436,546
11/19	$1,491,629	$1,450,529	$1,746,081	$1,504,428
12/19	$1,551,560	$1,493,984	$1,798,781	$1,555,669
1/20	$1,527,158	$1,484,891	$1,798,076	$1,533,562
2/20	$1,428,352	$1,359,380	$1,650,059	$1,428,738
3/20	$1,380,780	$1,179,476	$1,446,256	$1,377,124
4/20	$1,535,687	$1,308,327	$1,631,657	$1,536,973
5/20	$1,594,233	$1,371,530	$1,709,370	$1,598,989
6/20	$1,577,154	$1,407,808	$1,743,364	$1,577,598
7/20	$1,635,713	$1,475,160	$1,841,664	$1,642,305
8/20	$1,679,620	$1,573,722	$1,974,044	$1,676,063
9/20	$1,654,013	$1,519,430	$1,899,037	$1,652,995
10/20	$1,578,380	$1,472,821	$1,848,534	$1,572,351
11/20	$1,694,264	$1,661,138	$2,050,882	$1,713,081
12/20	$1,758,580	$1,731,565	$2,129,735	$1,765,979
1/21	$1,752,018	$1,714,356	$2,108,233	$1,784,785
2/21	$1,728,406	$1,758,285	$2,166,368	$1,736,247
3/21	$1,766,447	$1,816,787	$2,261,245	$1,778,756
4/21	$1,839,883	$1,901,340	$2,381,925	$1,846,662
5/21	$1,877,918	$1,928,730	$2,398,561	$1,884,643
6/21	$1,929,051	$1,957,481	$2,454,555	$1,941,114
7/21	$1,995,933	$1,992,541	$2,512,863	$2,013,343
8/21	$2,064,125	$2,042,132	$2,589,268	$2,069,197
9/21	$1,943,478	$1,957,342	$2,468,842	$1,960,740
10/21	$2,074,616	$2,068,207	$2,641,813	$2,043,512
11/21	$1,985,442	$2,022,886	$2,623,508	$1,970,561
12/21	$2,152,035	$2,109,345	$2,741,084	$2,115,703
1/22	$1,961,060	$1,997,738	$2,599,241	$1,959,382
2/22	$1,968,186	$1,947,212	$2,521,416	$1,950,634
3/22	$2,076,500	$2,000,650	$2,615,035	$2,044,579
4/22	$1,968,186	$1,834,450	$2,386,999	$1,949,874
5/22	$1,956,784	$1,835,839	$2,391,378	$1,959,487
6/22	$1,924,005	$1,676,815	$2,193,985	$1,897,328
7/22	$1,988,138	$1,809,948	$2,396,280	$1,959,267
8/22	$1,835,643	$1,734,278	$2,298,555	$1,841,247
9/22	$1,755,832	$1,573,060	$2,086,861	$1,768,745
10/22	$1,884,099	$1,686,026	$2,255,816	$1,917,378
11/22	$1,985,288	$1,803,256	$2,381,881	$2,025,142
12/22	$1,953,180	$1,726,676	$2,244,650	$2,001,155
1/23	$1,944,248	$1,848,849	$2,385,690	$1,988,204
2/23	$1,871,301	$1,804,406	$2,327,482	$1,907,079
3/23	$1,947,225	$1,860,161	$2,412,933	$1,969,131
4/23	$2,017,194	$1,892,769	$2,450,595	$2,037,980
5/23	$1,954,669	$1,873,873	$2,461,247	$1,954,528
6/23	$2,014,217	$1,987,200	$2,623,875	$2,016,823
7/23	$2,039,525	$2,053,956	$2,708,167	$2,042,853
8/23	$2,027,615	$2,004,896	$2,665,049	$2,027,117
9/23	$1,951,691	$1,918,408	$2,537,985	$1,961,189
10/23	$1,866,835	$1,862,743	$2,484,620	$1,880,539
11/23	$1,981,466	$2,037,380	$2,711,528	$1,988,369
12/23	$2,069,884	$2,137,403	$2,834,715	$2,076,339
1/24	$2,123,429	$2,163,053	$2,882,350	$2,132,113
2/24	$2,193,802	$2,254,761	$3,036,255	$2,180,140
3/24	$2,235,108	$2,327,218	$3,133,945	$2,231,462
4/24	$2,144,847	$2,240,774	$3,005,941	$2,143,263
5/24	$2,222,869	$2,340,829	$3,154,989	$2,200,507
6/24	$2,281,003	$2,388,460	$3,268,197	$2,242,150
7/24	$2,355,966	$2,430,550	$3,307,979	$2,315,468
8/24	$2,482,990	$2,494,791	$3,388,219	$2,442,664

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	22.46%	12.51%	9.51%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.8%
UnitedHealth Group, Inc.	7.6%
Novo Nordisk AS, Class B	7.0%
AbbVie, Inc.	5.2%
AstraZeneca PLC	5.0%
Thermo Fisher Scientific, Inc.	4.5%
Danaher Corp.	3.8%
Roche Holding AG PC	3.8%
Intuitive Surgical, Inc.	3.7%
Johnson & Johnson	3.4%
Total	54.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

EIHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class R ERHSX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$156	1.41%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↑ An overweight position in drugmaker Eli Lilly rose in value on strong sales of Mounjaro and Zepbound -- so-called “GLP-1” drugs for diabetes and obesity

↑ An overweight position in robotic surgical systems firm Intuitive Surgical rose in value as it launched a new robot platform and U.S. surgeries increased

↑ An overweight position in medical device firm Boston Scientific rose in value on strong sales, particularly in its heart rhythm treatments business

↑ On an industry basis, stock selections in health care equipment & supplies, pharmaceuticals, and biotechnology helped Index-relative performance

↓ An overweight position in health insurer Humana declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ An overweight position in Zoetis, a drugmaker for animal use, declined in value amid weak earnings linked to the costly launch of a new pain medicine

↓ An out-of-Index holding in Neogen, a food safety test kit maker, detracted from returns as shipping backlogs hindered sales and lowered its stock price

↓ On an industry basis, stock selections in health care providers & services, and an overweight position in life sciences tools & services hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI World Index	S&P 500® Index	MSCI World Health Care Index
8/14	$10,000	$10,000	$10,000	$10,000
9/14	$9,972	$9,729	$9,860	$10,043
10/14	$10,611	$9,792	$10,101	$10,289
11/14	$10,810	$9,988	$10,372	$10,616
12/14	$10,688	$9,827	$10,346	$10,347
1/15	$10,910	$9,649	$10,036	$10,582
2/15	$11,347	$10,214	$10,612	$11,062
3/15	$11,635	$10,054	$10,444	$11,205
4/15	$11,388	$10,290	$10,545	$11,193
5/15	$11,989	$10,325	$10,680	$11,510
6/15	$11,956	$10,085	$10,474	$11,375
7/15	$12,376	$10,266	$10,693	$11,858
8/15	$11,512	$9,587	$10,048	$10,988
9/15	$10,499	$9,233	$9,799	$10,310
10/15	$11,067	$9,965	$10,626	$10,937
11/15	$11,314	$9,915	$10,657	$10,864
12/15	$11,550	$9,741	$10,489	$11,029
1/16	$10,272	$9,158	$9,969	$10,161
2/16	$10,001	$9,090	$9,955	$10,034
3/16	$10,244	$9,707	$10,631	$10,277
4/16	$10,596	$9,861	$10,672	$10,617
5/16	$10,875	$9,916	$10,864	$10,766
6/16	$10,622	$9,805	$10,892	$10,852
7/16	$11,190	$10,219	$11,293	$11,345
8/16	$10,632	$10,228	$11,309	$10,874
9/16	$10,632	$10,282	$11,311	$10,860
10/16	$9,677	$10,083	$11,105	$10,110
11/16	$9,659	$10,228	$11,516	$10,119
12/16	$9,804	$10,473	$11,744	$10,278
1/17	$10,066	$10,725	$11,967	$10,503
2/17	$10,641	$11,023	$12,442	$11,110
3/17	$10,702	$11,140	$12,456	$11,146
4/17	$10,964	$11,305	$12,584	$11,356
5/17	$10,903	$11,545	$12,761	$11,604
6/17	$11,277	$11,589	$12,841	$11,919
7/17	$11,357	$11,866	$13,105	$11,927
8/17	$11,509	$11,883	$13,145	$12,045
9/17	$11,569	$12,150	$13,416	$12,207
10/17	$11,176	$12,379	$13,729	$12,049
11/17	$11,448	$12,648	$14,150	$12,321
12/17	$11,367	$12,819	$14,308	$12,313
1/18	$11,988	$13,495	$15,127	$13,003
2/18	$11,418	$12,936	$14,569	$12,420
3/18	$11,242	$12,654	$14,199	$12,162
4/18	$11,367	$12,800	$14,254	$12,278
5/18	$11,553	$12,880	$14,597	$12,336
6/18	$11,770	$12,874	$14,687	$12,500
7/18	$12,516	$13,276	$15,233	$13,268
8/18	$12,899	$13,440	$15,730	$13,660
9/18	$13,137	$13,515	$15,819	$13,937
10/18	$12,309	$12,523	$14,738	$13,021
11/18	$13,044	$12,665	$15,038	$13,730
12/18	$12,028	$11,702	$13,680	$12,623
1/19	$12,829	$12,612	$14,777	$13,273
2/19	$13,099	$12,992	$15,251	$13,534
3/19	$13,359	$13,162	$15,547	$13,650
4/19	$12,959	$13,629	$16,177	$13,298
5/19	$12,688	$12,843	$15,149	$12,979
6/19	$13,608	$13,689	$16,217	$13,855
7/19	$13,424	$13,757	$16,450	$13,701
8/19	$13,424	$13,475	$16,189	$13,697
9/19	$13,326	$13,762	$16,492	$13,682
10/19	$13,900	$14,112	$16,849	$14,365
11/19	$14,539	$14,505	$17,461	$15,044
12/19	$15,112	$14,940	$17,988	$15,557
1/20	$14,862	$14,849	$17,981	$15,336
2/20	$13,907	$13,594	$16,501	$14,287
3/20	$13,430	$11,795	$14,463	$13,771
4/20	$14,930	$13,083	$16,317	$15,370
5/20	$15,487	$13,715	$17,094	$15,990
6/20	$15,328	$14,078	$17,434	$15,776
7/20	$15,884	$14,752	$18,417	$16,423
8/20	$16,305	$15,737	$19,740	$16,761
9/20	$16,043	$15,194	$18,990	$16,530
10/20	$15,305	$14,728	$18,485	$15,724
11/20	$16,419	$16,611	$20,509	$17,131
12/20	$17,035	$17,316	$21,297	$17,660
1/21	$16,975	$17,144	$21,082	$17,848
2/21	$16,733	$17,583	$21,664	$17,362
3/21	$17,084	$18,168	$22,612	$17,788
4/21	$17,799	$19,013	$23,819	$18,467
5/21	$18,162	$19,287	$23,986	$18,846
6/21	$18,647	$19,575	$24,546	$19,411
7/21	$19,289	$19,925	$25,129	$20,133
8/21	$19,931	$20,421	$25,893	$20,692
9/21	$18,768	$19,573	$24,688	$19,607
10/21	$20,016	$20,682	$26,418	$20,435
11/21	$19,144	$20,229	$26,235	$19,706
12/21	$20,754	$21,093	$27,411	$21,157
1/22	$18,888	$19,977	$25,992	$19,594
2/22	$18,966	$19,472	$25,214	$19,506
3/22	$19,997	$20,007	$26,150	$20,446
4/22	$18,953	$18,344	$23,870	$19,499
5/22	$18,822	$18,358	$23,914	$19,595
6/22	$18,496	$16,768	$21,940	$18,973
7/22	$19,110	$18,099	$23,963	$19,593
8/22	$17,648	$17,343	$22,986	$18,412
9/22	$16,864	$15,731	$20,869	$17,687
10/22	$18,091	$16,860	$22,558	$19,174
11/22	$19,044	$18,033	$23,819	$20,251
12/22	$18,737	$17,267	$22,446	$20,012
1/23	$18,642	$18,488	$23,857	$19,882
2/23	$17,938	$18,044	$23,275	$19,071
3/23	$18,656	$18,602	$24,129	$19,691
4/23	$19,319	$18,928	$24,506	$20,380
5/23	$18,723	$18,739	$24,612	$19,545
6/23	$19,265	$19,872	$26,239	$20,168
7/23	$19,509	$20,540	$27,082	$20,429
8/23	$19,387	$20,049	$26,650	$20,271
9/23	$18,642	$19,184	$25,380	$19,612
10/23	$17,843	$18,627	$24,846	$18,805
11/23	$18,927	$20,374	$27,115	$19,884
12/23	$19,755	$21,374	$28,347	$20,763
1/24	$20,254	$21,631	$28,824	$21,321
2/24	$20,919	$22,548	$30,363	$21,801
3/24	$21,320	$23,272	$31,339	$22,315
4/24	$20,448	$22,408	$30,059	$21,433
5/24	$21,168	$23,408	$31,550	$22,005
6/24	$21,722	$23,885	$32,682	$22,422
7/24	$22,415	$24,306	$33,080	$23,155
8/24	$23,619	$24,948	$33,882	$24,427

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	21.83%	11.95%	8.97%
MSCI World Index (net of foreign withholding taxes)Footnote Reference1	24.43%	13.09%	9.56%
MSCI World Health Care Index (net of foreign withholding taxes)	20.50%	12.25%	9.33%
S&P 500® Index	27.14%	15.90%	12.97%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,115,758,999
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,175,444

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Health Care Services	0.5%
Metal, Glass & Plastic Containers	0.6%
Health Care Technology	0.8%
Exchange Traded Funds	2.2%
Health Care Distributors	2.5%
Health Care Supplies	5.3%
Managed Health Care	10.5%
Life Sciences Tools & Services	11.3%
Health Care Equipment	11.5%
Biotechnology	12.2%
Pharmaceuticals	42.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.8%
UnitedHealth Group, Inc.	7.6%
Novo Nordisk AS, Class B	7.0%
AbbVie, Inc.	5.2%
AstraZeneca PLC	5.0%
Thermo Fisher Scientific, Inc.	4.5%
Danaher Corp.	3.8%
Roche Holding AG PC	3.8%
Intuitive Surgical, Inc.	3.7%
Johnson & Johnson	3.4%
Total	54.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2024

ERHSX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Greater China Growth Fund, Eaton Vance Richard Bernstein All Asset Strategy Fund, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended August 31, 2023 and August 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Greater China Growth Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$43,200	$33,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,200	$33,900

Eaton Vance Richard Bernstein All Asset Strategy Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$39,300	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$39,300	$35,100

Eaton Vance Richard Bernstein Equity Strategy Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$37,900	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$37,900	$35,100

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/23	8/31/24
Audit Fees	$56,300	$68,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$56,300	$68,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/22	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24
Audit Fees	$105,450	$63,600	$60,900	$176,700	$116,300	$30,700	$61,800	$172,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$7,000	$4,350	$4,350	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$112,450	$67,950	$65,250	$176,700	$116,300	$30,700	$61,800	$172,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	9/30/22	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24
Registrant(1)	$7,000	$4,350	$4,350	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Greater China Growth Fund
Annual Financial Statements and Additional Information
August 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2024
Eaton Vance
Greater China Growth Fund

Eaton Vance
Greater China Growth Fund
August 31, 2024
Portfolio of Investments

Common Stocks — 98.0%
Security	Shares	Value
China — 98.0%
Automobile Components — 1.9%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	104,800	$ 599,206
		$ 599,206
Automobiles — 4.9%
Brilliance China Automotive Holdings Ltd.	1,502,000	$ 626,211
BYD Co. Ltd., Class H	23,500	719,734
Li Auto, Inc., Class A(2)	22,000	214,136
		$ 1,560,081
Banks — 18.4%
China Construction Bank Corp., Class H	5,547,000	$ 3,894,768
China Merchants Bank Co. Ltd., Class H	372,000	1,526,577
Postal Savings Bank of China Co. Ltd., Class H(1)	926,000	494,800
		$ 5,916,145
Beverages — 3.2%
Kweichow Moutai Co. Ltd., Class A	5,000	$ 1,015,069
		$ 1,015,069
Broadline Retail — 6.1%
PDD Holdings, Inc. ADR(2)	20,568	$ 1,976,790
		$ 1,976,790
Construction & Engineering — 2.7%
China Communications Services Corp. Ltd., Class H	422,000	$ 214,940
China State Construction International Holdings Ltd.	450,000	641,703
		$ 856,643
Electronic Equipment, Instruments & Components — 1.5%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	21,121	$ 481,219
		$ 481,219
Entertainment — 4.8%
NetEase, Inc.	95,700	$ 1,538,340
		$ 1,538,340
Ground Transportation — 0.8%
Full Truck Alliance Co. Ltd. ADR	35,812	$ 259,638
		$ 259,638
Security	Shares	Value
Health Care Equipment & Supplies — 2.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	18,000	$ 635,228
		$ 635,228
Health Care Providers & Services — 0.9%
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	111,800	$ 280,130
		$ 280,130
Hotels, Restaurants & Leisure — 12.7%
H World Group Ltd.	101,400	$ 312,147
Luckin Coffee, Inc. ADR(2)	19,519	388,428
Meituan, Class B(1)(2)	106,510	1,611,645
Trip.com Group Ltd.(2)	31,650	1,490,809
Yum China Holdings, Inc.	8,350	283,976
		$ 4,087,005
Household Durables — 1.7%
Gree Electric Appliances, Inc., Class A	98,046	$ 548,098
		$ 548,098
Insurance — 0.6%
PICC Property & Casualty Co. Ltd., Class H	142,000	$ 183,904
		$ 183,904
Interactive Media & Services — 24.0%
Kanzhun Ltd. ADR	25,258	$ 314,715
Tencent Holdings Ltd.	152,400	7,391,386
		$ 7,706,101
Life Sciences Tools & Services — 0.9%
WuXi Biologics Cayman, Inc.(1)(2)	203,500	$ 289,661
		$ 289,661
Machinery — 3.6%
CRRC Corp. Ltd., Class H	426,000	$ 258,044
Weichai Power Co. Ltd., Class H	315,000	481,804
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	788,800	410,898
		$ 1,150,746
Oil, Gas & Consumable Fuels — 1.8%
China Shenhua Energy Co. Ltd., Class H	137,500	$ 590,934
		$ 590,934

1
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Personal Care Products — 1.5%
Proya Cosmetics Co. Ltd., Class A	36,720	$ 494,146
		$ 494,146
Real Estate Management & Development — 1.9%
KE Holdings, Inc. ADR	42,124	$ 625,120
		$ 625,120
Textiles, Apparel & Luxury Goods — 1.3%
ANTA Sports Products Ltd.	43,000	$ 419,515
		$ 419,515
Transportation Infrastructure — 0.8%
China Merchants Port Holdings Co. Ltd.	176,000	$ 263,476
		$ 263,476
Total China (identified cost $27,205,327)		$31,477,195
Total Common Stocks (identified cost $27,205,327)		$31,477,195

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	707,855	$ 707,855
Total Short-Term Investments (identified cost $707,855)		$ 707,855
Total Investments — 100.2% (identified cost $27,913,182)		$32,185,050
Other Assets, Less Liabilities — (0.2)%		$ (72,425)
Net Assets — 100.0%		$32,112,625
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $3,275,442 or 10.2% of the Fund's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
Abbreviations:
ADR	– American Depositary Receipt

2
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Statement of Assets and Liabilities

August 31, 2024
Assets
Unaffiliated investments, at value (identified cost $27,205,327)	$31,477,195
Affiliated investments, at value (identified cost $707,855)	707,855
Cash	50
Dividends receivable	1,336
Dividends receivable from affiliated investments	3,474
Receivable for Fund shares sold	78,597
Receivable from affiliates	12,377
Trustees' deferred compensation plan	11,390
Total assets	$32,292,274
Liabilities
Payable for Fund shares redeemed	$87,848
Payable to affiliates:
Investment adviser fee	20,757
Administration fee	4,170
Distribution and service fees	6,406
Trustees' deferred compensation plan	11,390
Payable for custodian fee	13,899
Payable for transfer and dividend disbursing agent fees	17,520
Payable for legal and accounting services	15,173
Accrued expenses	2,486
Total liabilities	$179,649
Net Assets	$32,112,625
Sources of Net Assets
Paid-in capital	$37,217,090
Accumulated loss	(5,104,465)
Net Assets	$32,112,625
Class A Shares
Net Assets	$28,164,128
Shares Outstanding	2,218,726
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.69
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.39
Class C Shares
Net Assets	$375,601
Shares Outstanding	33,171
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.32
Class I Shares
Net Assets	$3,572,896
Shares Outstanding	276,344
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.93
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Statement of Operations

Year Ended
August 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $69,571)	$1,382,629
Dividend income from affiliated investments	39,063
Total investment income	$1,421,692
Expenses
Investment adviser fee	$282,907
Administration fee	56,581
Distribution and service fees:
Class A	80,450
Class C	5,011
Trustees’ fees and expenses	2,753
Custodian fee	42,878
Transfer and dividend disbursing agent fees	88,610
Legal and accounting services	79,620
Printing and postage	4,976
Registration fees	58,480
Interest expense and fees	4,730
Miscellaneous	12,346
Total expenses	$719,342
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$158,612
Total expense reductions	$158,612
Net expenses	$560,730
Net investment income	$860,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(9,208,265)
Foreign currency transactions	(18,603)
Net realized loss	$(9,226,868)
Change in unrealized appreciation (depreciation):
Investments	$2,858,319
Foreign currency	(4)
Net change in unrealized appreciation (depreciation)	$2,858,315
Net realized and unrealized loss	$(6,368,553)
Net decrease in net assets from operations	$(5,507,591)
4
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$860,962	$295,817
Net realized gain (loss)	(9,226,868)	3,079,108
Net change in unrealized appreciation (depreciation)	2,858,315	(10,432,841)
Net decrease in net assets from operations	$(5,507,591)	$(7,057,916)
Distributions to shareholders:
Class A	$(2,605,923)	$(2,918,441)
Class C	(46,435)	(54,815)
Class I	(401,940)	(440,721)
Total distributions to shareholders	$(3,054,298)	$(3,413,977)
Transactions in shares of beneficial interest:
Class A	$(5,456,536)	$(3,963,912)
Class C	(168,072)	(122,705)
Class I	(1,302,331)	(875,335)
Net decrease in net assets from Fund share transactions	$(6,926,939)	$(4,961,952)
Net decrease in net assets	$(15,488,828)	$(15,433,845)
Net Assets
At beginning of year	$47,601,453	$63,035,298
At end of year	$32,112,625	$47,601,453
5
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Financial Highlights

	Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.80	$18.88	$26.87	$27.28	$23.20
Income (Loss) From Operations
Net investment income (loss)(1)	$0.32(2)	$0.09	$0.03	$(0.02)	$0.09
Net realized and unrealized gain (loss)	(2.29)	(2.09)	(6.71)	2.39	4.78
Total income (loss) from operations	$(1.97)	$(2.00)	$(6.68)	$2.37	$4.87
Less Distributions
From net investment income	$(0.03)	$—	$—	$(0.07)	$(0.07)
From net realized gain	(1.11)	(1.08)	(1.31)	(2.71)	(0.72)
Total distributions	$(1.14)	$(1.08)	$(1.31)	$(2.78)	$(0.79)
Net asset value — End of year	$12.69	$15.80	$18.88	$26.87	$27.28
Total Return(3)	(12.81)%	(11.28)%	(26.08)%	8.48%	21.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,164	$40,926	$53,597	$84,359	$85,096
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.93%(5)	1.68%	1.60%	1.73%	1.80%
Net expenses	1.51%(5)(6)	1.50%(6)	1.53%(6)	1.73%	1.80%
Net investment income (loss)	2.33%(2)	0.52%	0.13%	(0.05)%	0.36%
Portfolio Turnover	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.30	$17.32	$24.93	$25.35	$21.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.16(2)	$(0.04)	$(0.13)	$(0.21)	$(0.11)
Net realized and unrealized gain (loss)	(2.03)	(1.90)	(6.17)	2.23	4.49
Total income (loss) from operations	$(1.87)	$(1.94)	$(6.30)	$2.02	$4.38
Less Distributions
From net realized gain	$(1.11)	$(1.08)	$(1.31)	$(2.44)	$(0.72)
Total distributions	$(1.11)	$(1.08)	$(1.31)	$(2.44)	$(0.72)
Net asset value — End of year	$11.32	$14.30	$17.32	$24.93	$25.35
Total Return(3)	(13.47)%	(11.98)%	(26.60)%	7.74%	20.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$376	$669	$955	$1,460	$2,261
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.68%(5)	2.43%	2.35%	2.43%	2.50%
Net expenses	2.26%(5)(6)	2.25%(6)	2.28%(6)	2.43%	2.50%
Net investment income (loss)	1.33%(2)	(0.26)%	(0.61)%	(0.77)%	(0.47)%
Portfolio Turnover	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$16.09	$19.15	$27.17	$27.55	$23.42
Income (Loss) From Operations
Net investment income(1)	$0.29(2)	$0.12	$0.07	$0.09	$0.11
Net realized and unrealized gain (loss)	(2.26)	(2.10)	(6.78)	2.39	4.88
Total income (loss) from operations	$(1.97)	$(1.98)	$(6.71)	$2.48	$4.99
Less Distributions
From net investment income	$(0.08)	$—	$—	$(0.15)	$(0.14)
From net realized gain	(1.11)	(1.08)	(1.31)	(2.71)	(0.72)
Total distributions	$(1.19)	$(1.08)	$(1.31)	$(2.86)	$(0.86)
Net asset value — End of year	$12.93	$16.09	$19.15	$27.17	$27.55
Total Return(3)	(12.59)%	(11.00)%	(25.89)%	8.81%	21.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,573	$6,006	$8,483	$24,472	$17,646
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68%(5)	1.43%	1.35%	1.43%	1.50%
Net expenses	1.26%(5)(6)	1.25%(6)	1.28%(6)	1.43%	1.50%
Net investment income	2.11%(2)	0.71%	0.29%	0.32%	0.45%
Portfolio Turnover	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
9

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2024 and August 31, 2023 was as follows:
	Year Ended August 31,
	2024	2023
Ordinary income	$86,037	$ —
Long-term capital gains	$2,968,261	$3,413,977
During the year ended August 31, 2024, accumulated loss was increased by $400,040 and paid-in capital was increased by $400,040 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 526,692
Post October capital losses	(9,699,196)
Net unrealized appreciation	4,068,039
Accumulated loss	$(5,104,465)
At August 31, 2024, the Fund had a net capital loss of $9,699,196 attributable to security transactions incurred after October 31, 2023 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2025.
10

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$28,116,991
Gross unrealized appreciation	$8,659,163
Gross unrealized depreciation	(4,591,104)
Net unrealized appreciation	$4,068,059
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the year ended August 31, 2024, the investment adviser fee amounted to $282,907 or 0.75% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2024, the investment adviser fee paid was reduced by $997 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2024, the administration fee amounted to $56,581.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2025. Pursuant to this agreement, EVM and MSIM Company were allocated $157,615 in total of the Fund’s operating expenses for the year ended August 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2024, EVM earned $26,734 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $127 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
11

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2024 amounted to $80,450 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2024, the Fund paid or accrued to EVD $3,759 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2024 amounted to $1,252 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2024, the Fund was informed that EVD received $35,434 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $28,251,692 and $38,127,725, respectively, for the year ended August 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	168,962	$ 2,092,843	56,693	$ 1,020,036
Issued to shareholders electing to receive payments of distributions in Fund shares	171,002	2,276,037	142,913	2,553,864
Redemptions	(710,777)	(9,825,416)	(448,364)	(7,537,812)
Net decrease	(370,813)	$(5,456,536)	(248,758)	$(3,963,912)
12

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements — continued

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	276	$ 3,309	1,307	$ 21,767
Issued to shareholders electing to receive payments of distributions in Fund shares	3,889	46,435	3,369	54,815
Redemptions	(17,773)	(217,816)	(13,062)	(199,287)
Net decrease	(13,608)	$ (168,072)	(8,386)	$ (122,705)
Class I
Sales	1,870,158	$24,265,028	935,350	$16,947,624
Issued to shareholders electing to receive payments of distributions in Fund shares	28,995	392,303	23,738	431,078
Redemptions	(1,996,180)	(25,959,662)	(1,028,646)	(18,254,037)
Net decrease	(97,027)	$(1,302,331)	(69,558)	$ (875,335)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended August 31, 2024 were $74,278 and 6.37%, respectively.
9  Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $707,855, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$148,573	$34,274,467	$(33,715,185)	$ —	$ —	$707,855	$39,063	707,855
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
13

Eaton Vance
Greater China Growth Fund
August 31, 2024
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 314,715	$ 8,929,726	$ —	$ 9,244,441
Consumer Discretionary	2,365,218	6,825,477	—	9,190,695
Consumer Staples	—	1,509,215	—	1,509,215
Energy	—	590,934	—	590,934
Financials	—	6,100,049	—	6,100,049
Health Care	—	1,205,019	—	1,205,019
Industrials	259,638	2,270,865	—	2,530,503
Information Technology	—	481,219	—	481,219
Real Estate	625,120	—	—	625,120
Total Common Stocks	$3,564,691	$27,912,504*	$ —	$31,477,195
Short-Term Investments	$ 707,855	$ —	$ —	$ 707,855
Total Investments	$4,272,546	$ 27,912,504	$ —	$32,185,050
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
14

Eaton Vance
Greater China Growth Fund
August 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Greater China Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater China Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Greater China Growth Fund
August 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2024, the Fund designates approximately $645,531, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 5.76% qualifies for the corporate dividends received deduction.
Foreign Tax Credit. For the fiscal year ended August 31, 2024, the Fund paid foreign taxes of $62,772 and recognized foreign source income of $1,427,303.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $610,213 or, if subsequently determined to be different, the net capital gain of such year.
16

Eaton Vance
Greater China Growth Fund
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Greater China Growth Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater China Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Morgan Stanley Investment
18

Eaton Vance
Greater China Growth Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Management Company (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
19

Eaton Vance
Greater China Growth Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EVCGX-NCSR    8.31.24

Eaton Vance
Worldwide Health Sciences Fund
Annual Financial Statements and Additional Information
August 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2024
Eaton Vance
Worldwide Health Sciences Fund

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Portfolio of Investments

Common Stocks — 97.5%
Security	Shares	Value
Biotechnology — 12.1%
AbbVie, Inc.	297,922	$ 58,485,068
argenx SE ADR(1)	27,268	14,106,282
CSL Ltd.	115,187	23,921,397
Neurocrine Biosciences, Inc.(1)	84,879	10,784,726
Vertex Pharmaceuticals, Inc.(1)	56,083	27,810,999
		$ 135,108,472
Health Care Distributors — 2.5%
Amplifon SpA	246,195	$ 7,961,229
McKesson Corp.	35,677	20,017,651
		$ 27,978,880
Health Care Equipment — 11.5%
Boston Scientific Corp.(1)	408,534	$ 33,413,996
IDEXX Laboratories, Inc.(1)	25,907	12,469,816
Intuitive Surgical, Inc.(1)	83,609	41,188,302
Straumann Holding AG	48,874	7,241,539
Stryker Corp.	69,288	24,972,781
Teleflex, Inc.	36,499	8,948,460
		$ 128,234,894
Health Care Services — 0.5%
Option Care Health, Inc.(1)	178,995	$ 5,731,420
		$ 5,731,420
Health Care Supplies — 5.3%
Alcon, Inc.	179,682	$ 17,507,759
Asahi Intecc Co. Ltd.	255,800	4,699,547
Coloplast AS, Class B	81,388	11,081,460
Cooper Cos., Inc.(1)	172,754	18,265,281
Neogen Corp.(1)	420,833	7,259,369
		$ 58,813,416
Health Care Technology — 0.9%
JMDC, Inc.	83,700	$ 2,528,276
Waystar Holding Corp.(1)	246,999	6,723,313
		$ 9,251,589
Life Sciences Tools & Services — 11.3%
Danaher Corp.	157,718	$ 42,475,034
Lonza Group AG	22,692	14,926,847
Mettler-Toledo International, Inc.(1)	8,857	12,745,931
Security	Shares	Value
Life Sciences Tools & Services (continued)
Sartorius AG, PFC Shares	21,871	$ 6,042,912
Thermo Fisher Scientific, Inc.	81,139	49,906,165
		$ 126,096,889
Managed Health Care — 10.5%
Centene Corp.(1)	164,203	$ 12,944,122
Humana, Inc.	55,766	19,767,374
UnitedHealth Group, Inc.	143,518	84,704,324
		$ 117,415,820
Metal, Glass & Plastic Containers — 0.6%
AptarGroup, Inc.	44,675	$ 6,843,763
		$ 6,843,763
Pharmaceuticals — 42.3%
AstraZeneca PLC	317,368	$ 55,623,634
Bristol-Myers Squibb Co.	492,929	24,621,803
Eli Lilly & Co.	124,891	119,897,858
Johnson & Johnson	225,695	37,433,773
Merck & Co., Inc.	189,441	22,439,286
Novo Nordisk AS, Class B	565,583	78,565,216
Pfizer, Inc.	359,209	10,420,653
Roche Holding AG PC	123,574	41,832,349
Royalty Pharma PLC, Class A	320,270	9,297,438
Sanofi SA	328,219	36,838,673
Zoetis, Inc.	191,881	35,208,245
		$ 472,178,928
Total Common Stocks (identified cost $535,495,888)		$1,087,654,071

Convertible Preferred Stocks — 0.0%(2)
Security	Shares	Value
Biotechnology — 0.0%(2)
Caris Life Sciences, Inc., Series D(1)(3)(4)	370,370	$ 459,259
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 459,259

1
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Portfolio of Investments — continued

Exchange-Traded Funds — 2.2%
Security	Shares	Value
Equity Funds — 2.2%
iShares Global Healthcare ETF	77,212	$ 7,817,715
SPDR S&P Biotech ETF(5)	165,025	16,710,431
Total Exchange-Traded Funds (identified cost $19,109,661)		$ 24,528,146

Short-Term Investments — 0.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(6)	1,285,435	$ 1,285,435
Total Affiliated Fund (identified cost $1,285,435)		$ 1,285,435

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(7)	1,707,122	$ 1,707,122
Total Securities Lending Collateral (identified cost $1,707,122)		$ 1,707,122
Total Short-Term Investments (identified cost $2,992,557)		$ 2,992,557
Total Investments — 100.0% (identified cost $560,598,106)		$1,115,634,033
Other Assets, Less Liabilities — 0.0%(2)		$ 124,966
Net Assets — 100.0%		$1,115,758,999
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(4)	Restricted security (see Note 8).
(5)	All or a portion of this security was on loan at August 31, 2024. The aggregate market value of securities on loan at August 31, 2024 was $1,678,283.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	79.6%	$888,328,945
Denmark	8.0	89,646,676
United Kingdom	5.0	55,623,634
Switzerland	2.0	22,168,386
Netherlands	1.3	14,106,282
Italy	0.7	7,961,229
Japan	0.7	7,227,823
Germany	0.5	6,042,912
Exchange-Traded Funds	2.2	24,528,146
Total Investments	100.0%	$1,115,634,033
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

2
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Statement of Assets and Liabilities

August 31, 2024
Assets
Unaffiliated investments, at value (identified cost $559,312,671) — including $1,678,283 of securities on loan	$1,114,348,598
Affiliated investments, at value (identified cost $1,285,435)	1,285,435
Dividends receivable	1,148,133
Dividends receivable from affiliated investments	3,381
Receivable for Fund shares sold	538,378
Securities lending income receivable	10,789
Tax reclaims receivable	2,165,372
Receivable from affiliates	33,866
Trustees' deferred compensation plan	79,841
Total assets	$1,119,613,793
Liabilities
Collateral for securities loaned	$1,707,122
Payable for Fund shares redeemed	736,799
Payable to affiliates:
Investment adviser fee	611,510
Administration fee	137,446
Distribution and service fees	208,842
Trustees' deferred compensation plan	79,841
Accrued expenses	373,234
Total liabilities	$3,854,794
Net Assets	$1,115,758,999
Sources of Net Assets
Paid-in capital	$540,501,400
Distributable earnings	575,257,599
Net Assets	$1,115,758,999
Class A Shares
Net Assets	$777,744,399
Shares Outstanding	49,673,030
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.66
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.53
Class C Shares
Net Assets	$26,079,267
Shares Outstanding	1,660,947
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.70
Class I Shares
Net Assets	$245,069,962
Shares Outstanding	15,098,148
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.23
3
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Statement of Assets and Liabilities — continued

August 31, 2024
Class R Shares
Net Assets	$66,865,371
Shares Outstanding	3,921,037
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.05
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Statement of Operations

Year Ended
August 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $607,892)	$13,605,100
Dividend income from affiliated investments	105,879
Securities lending income, net	137,379
Total investment income	$13,848,358
Expenses
Investment adviser fee	$6,480,331
Administration fee	1,508,930
Distribution and service fees:
Class A	1,770,085
Class C	258,276
Class R	304,584
Trustees’ fees and expenses	63,732
Custodian fee	265,626
Transfer and dividend disbursing agent fees	837,852
Legal and accounting services	141,306
Printing and postage	69,238
Registration fees	69,980
Miscellaneous	66,402
Total expenses	$11,836,342
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$304,887
Total expense reductions	$304,887
Net expenses	$11,531,455
Net investment income	$2,316,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$35,032,377
Foreign currency transactions	(25,692)
Net realized gain	$35,006,685
Change in unrealized appreciation (depreciation):
Investments	$168,477,371
Foreign currency	88,330
Net change in unrealized appreciation (depreciation)	$168,565,701
Net realized and unrealized gain	$203,572,386
Net increase in net assets from operations	$205,889,289
5
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,316,903	$2,918,279
Net realized gain	35,006,685	28,720,837
Net change in unrealized appreciation (depreciation)	168,565,701	67,292,213
Net increase in net assets from operations	$205,889,289	$98,931,329
Distributions to shareholders:
Class A	$(16,988,889)	$(31,184,360)
Class C	(607,410)	(1,571,533)
Class I	(5,264,238)	(9,520,729)
Class R	(1,256,108)	(2,378,115)
Total distributions to shareholders	$(24,116,645)	$(44,654,737)
Transactions in shares of beneficial interest:
Class A	$(58,279,425)	$(33,637,575)
Class C	(7,232,554)	(12,057,321)
Class I	2,394,549	(17,229,141)
Class R	(6,842,408)	325,762
Net decrease in net assets from Fund share transactions	$(69,959,838)	$(62,598,275)
Net increase (decrease) in net assets	$111,812,806	$(8,321,683)
Net Assets
At beginning of year	$1,003,946,193	$1,012,267,876
At end of year	$1,115,758,999	$1,003,946,193
6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Financial Highlights

	Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.15	$12.45	$15.26	$13.38	$11.61
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.04	$0.03	$0.04	$0.06
Net realized and unrealized gain (loss)	2.81	1.22	(1.63)	2.80	2.38
Total income (loss) from operations	$2.84	$1.26	$(1.60)	$2.84	$2.44
Less Distributions
From net investment income	$(0.02)	$(0.02)	$(0.04)	$(0.07)	$(0.07)
From net realized gain	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.33)	$(0.56)	$(1.21)	$(0.96)	$(0.67)
Net asset value — End of year	$15.66	$13.15	$12.45	$15.26	$13.38
Total Return(2)	22.17%	10.21%	(11.32)%	22.58%	21.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$777,744	$708,283	$703,965	$853,051	$761,814
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.19%	1.17%	1.21%	1.17%	1.26%
Net expenses	1.16%(4)	1.13%(4)	1.20%(4)	1.16%	1.22%
Net investment income	0.21%	0.28%	0.22%	0.30%	0.50%
Portfolio Turnover	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.27	$12.63	$15.44	$13.50	$11.69
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.06)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	2.81	1.24	(1.64)	2.84	2.38
Total income (loss) from operations	$2.74	$1.18	$(1.72)	$2.77	$2.35
Less Distributions
From net realized gain	$(0.31)	$(0.54)	$(1.09)	$(0.83)	$(0.54)
Total distributions	$(0.31)	$(0.54)	$(1.09)	$(0.83)	$(0.54)
Net asset value — End of year	$15.70	$13.27	$12.63	$15.44	$13.50
Total Return(2)	21.20%	9.35%	(11.91)%	21.68%	20.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,079	$29,164	$39,615	$56,172	$62,657
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.94%	1.92%	1.96%	1.92%	2.01%
Net expenses	1.91%(4)	1.88%(4)	1.95%(4)	1.91%	1.97%
Net investment loss	(0.54)%	(0.49)%	(0.54)%	(0.47)%	(0.26)%
Portfolio Turnover	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.62	$12.88	$15.74	$13.77	$11.93
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.07	$0.07	$0.08	$0.09
Net realized and unrealized gain (loss)	2.90	1.27	(1.69)	2.88	2.45
Total income (loss) from operations	$2.97	$1.34	$(1.62)	$2.96	$2.54
Less Distributions
From net investment income	$(0.05)	$(0.06)	$(0.07)	$(0.10)	$(0.10)
From net realized gain	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.36)	$(0.60)	$(1.24)	$(0.99)	$(0.70)
Net asset value — End of year	$16.23	$13.62	$12.88	$15.74	$13.77
Total Return(2)	22.46%	10.46%	(11.07)%	22.89%	22.04%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$245,070	$203,614	$209,646	$221,892	$192,629
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.94%	0.92%	0.96%	0.92%	1.01%
Net expenses	0.91%(4)	0.88%(4)	0.95%(4)	0.91%	0.97%
Net investment income	0.46%	0.52%	0.47%	0.55%	0.75%
Portfolio Turnover	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Financial Highlights — continued

	Class R
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.31	$13.52	$16.45	$14.35	$12.40
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.00(2)	$(0.00)(2)	$0.01	$0.03
Net realized and unrealized gain (loss)	3.06	1.33	(1.76)	3.01	2.55
Total income (loss) from operations	$3.05	$1.33	$(1.76)	$3.02	$2.58
Less Distributions
From net investment income	$—	$—	$—	$(0.03)	$(0.03)
From net realized gain	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.31)	$(0.54)	$(1.17)	$(0.92)	$(0.63)
Net asset value — End of year	$17.05	$14.31	$13.52	$16.45	$14.35
Total Return(3)	21.83%	9.86%	(11.46)%	22.24%	21.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,865	$62,885	$59,042	$70,502	$60,480
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.44%	1.42%	1.46%	1.42%	1.51%
Net expenses	1.41%(5)	1.38%(5)	1.45%(5)	1.41%	1.47%
Net investment income (loss)	(0.04)%	0.03%	(0.02)%	0.05%	0.25%
Portfolio Turnover	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities  (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
11

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2024 and August 31, 2023 was as follows:
	Year Ended August 31,
	2024	2023
Ordinary income	$1,607,989	$2,485,613
Long-term capital gains	$22,508,656	$42,169,124
During the year ended August 31, 2024, distributable earnings was decreased by $1,437,554 and paid-in capital was increased by $1,437,554 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
12

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

As of August 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,101,087
Undistributed long-term capital gains	24,099,813
Net unrealized appreciation	549,056,699
Distributable earnings	$575,257,599
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$566,711,662
Gross unrealized appreciation	$569,065,974
Gross unrealized depreciation	(20,143,603)
Net unrealized appreciation	$548,922,371
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the year ended August 31, 2024, the investment adviser fee, including an upward performance adjustment of $134,935, amounted to $6,480,331 or 0.64% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2024, the investment adviser fee paid was reduced by $2,962 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2024, the administration fee amounted to $1,508,930.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2025. Pursuant to this agreement, EVM and EVAIL were allocated $301,925 in total of the Fund’s operating expenses for the year ended August 31, 2024.
13

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2024, EVM earned $160,104 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,700 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2024 in the amount of $1,055. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2024 amounted to $1,770,085 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2024, the Fund paid or accrued to EVD $193,707 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2024, the Fund paid or accrued to EVD $152,292 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2024 amounted to $64,569 and $152,292 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2024, the Fund was informed that EVD received $762 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $146,289,051 and $237,011,598, respectively, for the year ended August 31, 2024.
14

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,416,252	$19,008,416	1,862,519	$23,768,264
Issued to shareholders electing to receive payments of distributions in Fund shares	1,217,420	15,229,921	2,158,139	27,926,322
Redemptions	(6,815,509)	(92,517,762)	(6,686,737)	(85,332,161)
Net decrease	(4,181,837)	$(58,279,425)	(2,666,079)	$(33,637,575)
Class C
Sales	158,774	$ 2,162,984	188,599	$ 2,415,884
Issued to shareholders electing to receive payments of distributions in Fund shares	47,253	596,336	117,840	1,547,245
Redemptions	(743,065)	(9,991,874)	(1,245,545)	(16,020,450)
Net decrease	(537,038)	$(7,232,554)	(939,106)	$(12,057,321)
Class I
Sales	2,213,993	$31,340,663	2,203,781	$29,179,286
Issued to shareholders electing to receive payments of distributions in Fund shares	335,120	4,339,809	600,437	8,033,848
Redemptions	(2,397,349)	(33,285,923)	(4,131,027)	(54,442,275)
Net increase (decrease)	151,764	$ 2,394,549	(1,326,809)	$(17,229,141)
Class R
Sales	341,278	$ 5,120,988	574,116	$ 7,917,261
Issued to shareholders electing to receive payments of distributions in Fund shares	91,902	1,254,455	168,280	2,374,425
Redemptions	(905,848)	(13,217,851)	(716,936)	(9,965,924)
Net increase (decrease)	(472,668)	$(6,842,408)	25,460	$ 325,762
15

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

8  Restricted Securities
At August 31, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$459,259
Total Restricted Securities			$3,000,000	$459,259
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2024.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,678,283 and $1,707,122, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,707,122	$ —	$ —	$ —	$1,707,122
16

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at August 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2024.
11  Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,285,435, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,890,453	$88,774,037	$(92,379,055)	$ —	$ —	$1,285,435	$105,879	1,285,435
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$111,187,075	$ 23,921,397	$ —	$ 135,108,472
Health Care Distributors	20,017,651	7,961,229	—	27,978,880
Health Care Equipment	120,993,355	7,241,539	—	128,234,894
Health Care Services	5,731,420	—	—	5,731,420
Health Care Supplies	25,524,650	33,288,766	—	58,813,416
Health Care Technology	6,723,313	2,528,276	—	9,251,589
Life Sciences Tools & Services	105,127,130	20,969,759	—	126,096,889
Managed Health Care	117,415,820	—	—	117,415,820
Metal, Glass & Plastic Containers	6,843,763	—	—	6,843,763
Pharmaceuticals	259,319,056	212,859,872	—	472,178,928
Total Common Stocks	$778,883,233	$ 308,770,838**	$ —	$1,087,654,071
Convertible Preferred Stocks	$ —	$ —	$459,259	$ 459,259
Exchange-Traded Funds	24,528,146	—	—	24,528,146
Short-Term Investments:
Affiliated Fund	1,285,435	—	—	1,285,435
17

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Securities Lending Collateral	$ 1,707,122	$ —	$ —	$ 1,707,122
Total Investments	$806,403,936	$ 308,770,838	$459,259	$1,115,634,033
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2024 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
18

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
19

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2024, the Fund designates approximately $13,889,999, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $33,727,338 or, if subsequently determined to be different, the net capital gain of such year.
20

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Worldwide Health Sciences Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International
22

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities, particularly in managing health sciences portfolios and in the health care sector more broadly. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
23

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

ETHSX-NCSR    8.31.24

Eaton Vance
Richard Bernstein Equity
Strategy Fund
Annual Financial Statements and Additional Information
August 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2024
Eaton Vance
Richard Bernstein Equity Strategy Fund

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments

Common Stocks — 80.3%
Security	Shares	Value
Aerospace & Defense — 2.6%
Airbus SE	8,771	$ 1,347,352
BAE Systems PLC	98,294	1,767,303
Boeing Co.(1)	3,885	674,980
General Dynamics Corp.	8,626	2,582,279
General Electric Co.	15,342	2,679,020
Howmet Aerospace, Inc.	21,131	2,042,523
L3Harris Technologies, Inc.	6,743	1,595,866
Lockheed Martin Corp.	3,221	1,829,850
Northrop Grumman Corp.	3,600	1,883,556
RTX Corp.	20,455	2,522,920
		$ 18,925,649
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 805,484
United Parcel Service, Inc., Class B	5,551	713,581
		$ 1,519,065
Automobiles — 1.6%
Ford Motor Co.	104,247	$ 1,166,524
Mercedes-Benz Group AG	34,687	2,390,803
Tesla, Inc.(1)	27,447	5,876,677
Toyota Motor Corp.	91,500	1,747,003
		$ 11,181,007
Banks — 3.2%
Bank of America Corp.	78,553	$ 3,201,035
BNP Paribas SA	22,875	1,582,208
Citigroup, Inc.	24,639	1,543,387
Citizens Financial Group, Inc.	50,650	2,180,482
Eastern Bankshares, Inc.	106,241	1,802,910
FB Financial Corp.	46,594	2,246,763
First Hawaiian, Inc.	91,379	2,223,251
JPMorgan Chase & Co.	14,313	3,217,562
Stellar Bancorp, Inc.	56,223	1,533,201
Veritex Holdings, Inc.	69,457	1,749,622
Wells Fargo & Co.	32,069	1,875,074
		$ 23,155,495
Beverages — 1.3%
Anheuser-Busch InBev SA(2)	38,495	$ 2,362,519
Coca-Cola Co.	43,620	3,161,141
Security	Shares	Value
Beverages (continued)
Heineken NV	20,284	$ 1,830,105
Pernod Ricard SA	12,569	1,789,552
		$ 9,143,317
Biotechnology — 1.5%
AbbVie, Inc.	16,781	$ 3,294,278
Amgen, Inc.	6,887	2,299,087
Gilead Sciences, Inc.	14,614	1,154,506
Regeneron Pharmaceuticals, Inc.(1)	2,028	2,402,551
Vertex Pharmaceuticals, Inc.(1)	3,557	1,763,881
		$ 10,914,303
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	87,058	$ 15,539,853
		$ 15,539,853
Building Products — 1.2%
Carrier Global Corp.	25,841	$ 1,880,708
CSW Industrials, Inc.	7,450	2,515,343
Johnson Controls International PLC	16,918	1,232,476
Resideo Technologies, Inc.(1)	75,117	1,514,359
Trane Technologies PLC	3,642	1,317,166
		$ 8,460,052
Capital Markets — 3.3%
Ares Management Corp., Class A	12,825	$ 1,877,580
Brightsphere Investment Group, Inc.	65,089	1,587,521
Brookfield Asset Management Ltd., Class A	37,067	1,511,120
Brookfield Corp.	64,662	3,253,132
CME Group, Inc.	7,087	1,528,949
Hamilton Lane, Inc., Class A	14,689	2,245,067
Houlihan Lokey, Inc.	12,613	1,975,448
KKR & Co., Inc.	14,414	1,784,021
Moelis & Co., Class A	26,752	1,786,766
Partners Group Holding AG	1,224	1,770,800
Tradeweb Markets, Inc., Class A	16,575	1,959,828
Victory Capital Holdings, Inc., Class A	39,628	2,162,500
		$ 23,442,732
Chemicals — 2.0%
AdvanSix, Inc.	35,991	$ 1,063,894
Arkema SA	14,645	1,358,730
Corteva, Inc.	26,047	1,492,493
Dow, Inc.	37,005	1,982,728
DuPont de Nemours, Inc.	31,415	2,646,714
EMS-Chemie Holding AG	2,036	1,708,756

1
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Chemicals (continued)
Linde PLC	3,744	$ 1,790,568
Novonesis (Novozymes), Class B	17,462	1,212,342
Nutrien Ltd.(2)	23,254	1,126,248
		$ 14,382,473
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 1,877,190
		$ 1,877,190
Communications Equipment — 0.2%
Arista Networks, Inc.(1)	3,573	$ 1,262,627
		$ 1,262,627
Construction & Engineering — 0.4%
API Group Corp.(1)	51,892	$ 1,844,761
Eiffage SA	12,726	1,335,786
		$ 3,180,547
Construction Materials — 0.3%
Vulcan Materials Co.	7,282	$ 1,785,619
		$ 1,785,619
Consumer Finance — 0.9%
American Express Co.	8,407	$ 2,174,470
SLM Corp.	96,711	2,133,445
Synchrony Financial	42,727	2,147,459
		$ 6,455,374
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd.(2)	51,600	$ 1,292,583
Alimentation Couche-Tard, Inc.	35,989	2,054,416
Walmart, Inc.	14,912	1,151,654
		$ 4,498,653
Containers & Packaging — 0.5%
Silgan Holdings, Inc.	35,090	$ 1,834,154
Sonoco Products Co.	29,777	1,684,485
		$ 3,518,639
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	66,680	$ 1,326,932
		$ 1,326,932
Electric Utilities — 1.4%
Constellation Energy Corp.	10,441	$ 2,053,745
Security	Shares	Value
Electric Utilities (continued)
Enel SpA	398,417	$ 3,028,247
Exelon Corp.	38,065	1,449,896
Hydro One Ltd.(3)	77,032	2,618,511
Iberdrola SA(2)	88,964	1,262,279
		$ 10,412,678
Electrical Equipment — 0.7%
Eaton Corp. PLC	8,919	$ 2,737,509
GE Vernova, Inc.(1)	3,835	770,835
nVent Electric PLC	20,890	1,419,684
		$ 4,928,028
Electronic Equipment, Instruments & Components — 0.4%
Hexagon AB, Class B(2)	72,889	$ 746,132
Keyence Corp.	1,400	672,588
Knowles Corp.(1)	72,920	1,345,374
		$ 2,764,094
Energy Equipment & Services — 0.5%
Baker Hughes Co.	37,015	$ 1,301,817
Halliburton Co.	32,513	1,010,829
Schlumberger NV	23,540	1,035,525
		$ 3,348,171
Financial Services — 2.6%
Apollo Global Management, Inc.	11,912	$ 1,378,576
Berkshire Hathaway, Inc., Class B(1)	12,486	5,942,337
Corebridge Financial, Inc.	67,106	1,983,653
Enact Holdings, Inc.	48,134	1,711,164
Equitable Holdings, Inc.	47,727	2,029,352
Mastercard, Inc., Class A	4,526	2,187,597
PayPal Holdings, Inc.(1)	22,600	1,636,918
Visa, Inc., Class A	6,784	1,874,894
		$ 18,744,491
Food Products — 1.6%
Barry Callebaut AG(2)	1,436	$ 2,324,229
Danone SA	37,734	2,622,020
Kerry Group PLC, Class A	12,198	1,224,967
Nestle SA	35,095	3,763,591
Saputo, Inc.	55,589	1,236,228
		$ 11,171,035
Ground Transportation — 1.5%
Canadian National Railway Co.	11,988	$ 1,412,514
CSX Corp.	34,321	1,176,181

2
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Ground Transportation (continued)
Schneider National, Inc., Class B	47,833	$ 1,296,753
TFI International, Inc.	13,393	1,982,142
Uber Technologies, Inc.(1)	30,640	2,240,703
U-Haul Holding Co., Non Voting Shares	24,784	1,693,986
Union Pacific Corp.	4,711	1,206,440
		$ 11,008,719
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	13,387	$ 1,516,345
Becton Dickinson & Co.	7,156	1,734,686
Boston Scientific Corp.(1)	44,373	3,629,268
Cochlear Ltd.	7,153	1,452,227
EssilorLuxottica SA	10,469	2,482,553
Intuitive Surgical, Inc.(1)	6,360	3,133,127
Medtronic PLC	25,101	2,223,447
Smith & Nephew PLC	104,856	1,614,707
Stryker Corp.	5,401	1,946,628
Zimmer Biomet Holdings, Inc.	15,583	1,799,213
		$ 21,532,201
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	7,322	$ 825,336
Cencora, Inc.	10,578	2,534,171
Centene Corp.(1)	17,304	1,364,074
Fresenius SE & Co. KGaA(1)	22,821	842,710
HCA Healthcare, Inc.	5,713	2,260,006
McKesson Corp.	6,198	3,477,574
Sonic Healthcare Ltd.	66,505	1,244,439
UnitedHealth Group, Inc.	10,289	6,072,568
		$ 18,620,878
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(1)	8,562	$ 1,004,408
Booking Holdings, Inc.	430	1,680,969
		$ 2,685,377
Household Durables — 0.8%
Installed Building Products, Inc.	9,499	$ 2,111,722
Sony Group Corp.	12,400	1,207,687
Tri Pointe Homes, Inc.(1)	60,004	2,666,578
		$ 5,985,987
Household Products — 0.1%
Procter & Gamble Co.	4,904	$ 841,232
		$ 841,232
Security	Shares	Value
Industrial Conglomerates — 1.0%
Hitachi Ltd.	124,500	$ 3,071,416
Honeywell International, Inc.	6,056	1,259,103
Siemens AG	5,714	1,074,835
Smiths Group PLC	73,039	1,737,603
		$ 7,142,957
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,300,185
		$ 1,300,185
Insurance — 2.5%
Allianz SE	4,446	$ 1,381,177
American International Group, Inc.	33,551	2,585,105
Brighthouse Financial, Inc.(1)	27,569	1,265,417
Fairfax Financial Holdings Ltd.	1,067	1,288,143
Hartford Financial Services Group, Inc.	14,015	1,627,142
Markel Group, Inc.(1)	1,630	2,609,108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,350	5,058,753
Prudential Financial, Inc.	12,124	1,468,944
QBE Insurance Group Ltd.	101,619	1,083,663
		$ 18,367,452
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	53,534	$ 8,746,385
Alphabet, Inc., Class C	46,128	7,616,194
Meta Platforms, Inc., Class A	19,925	10,387,102
		$ 26,749,681
IT Services — 0.6%
International Business Machines Corp.	8,974	$ 1,813,915
Otsuka Corp.	52,600	1,251,368
Shopify, Inc., Class A(1)	17,918	1,327,047
		$ 4,392,330
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(1)	6,629	$ 1,667,525
		$ 1,667,525
Machinery — 1.7%
Caterpillar, Inc.	7,223	$ 2,572,110
Deere & Co.	4,200	1,620,108
Fortive Corp.	21,127	1,571,849
Illinois Tool Works, Inc.	6,404	1,621,365
Ingersoll Rand, Inc.	15,315	1,400,557

3
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	16,783	$ 1,589,182
PACCAR, Inc.	21,198	2,038,824
		$ 12,413,995
Media — 0.4%
Fox Corp., Class B	38,374	$ 1,474,713
News Corp., Class B	47,161	1,387,948
		$ 2,862,661
Metals & Mining — 1.8%
Alamos Gold, Inc., Class A	68,367	$ 1,317,979
Barrick Gold Corp.	79,787	1,610,955
BHP Group Ltd.(2)	38,038	1,047,324
Freeport-McMoRan, Inc.	59,185	2,620,712
Ivanhoe Mines Ltd., Class A(1)(2)	84,343	1,124,657
Newmont Corp.	24,744	1,321,082
Rio Tinto Ltd.(2)	18,617	1,393,790
Teck Resources Ltd., Class B	24,976	1,195,935
Wheaton Precious Metals Corp.	25,437	1,572,105
		$ 13,204,539
Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp.	113,509	$ 1,687,879
California Resources Corp.	27,648	1,450,691
Cenovus Energy, Inc.	58,269	1,080,505
Cheniere Energy, Inc.	8,289	1,535,620
Chevron Corp.	22,303	3,299,729
ConocoPhillips	11,259	1,281,162
Devon Energy Corp.	58,734	2,630,108
Diamondback Energy, Inc.	8,742	1,705,652
DT Midstream, Inc.	26,306	2,067,388
Enbridge, Inc.	31,859	1,281,783
Exxon Mobil Corp.	58,441	6,892,531
Hess Corp.	8,737	1,206,230
Magnolia Oil & Gas Corp., Class A(2)	58,411	1,495,906
Marathon Oil Corp.	50,501	1,446,854
Occidental Petroleum Corp.	21,009	1,197,093
Phillips 66	11,248	1,578,207
PrairieSky Royalty Ltd.(2)	66,136	1,370,176
Repsol SA	96,746	1,328,513
Shell PLC	57,079	2,022,510
Suncor Energy, Inc.(2)	66,563	2,699,761
Targa Resources Corp.	16,399	2,409,013
TC Energy Corp.	35,130	1,627,140
		$ 43,294,451
Security	Shares	Value
Passenger Airlines — 0.3%
Air Canada(1)(2)	94,261	$ 1,079,946
Delta Air Lines, Inc.	33,075	1,405,357
		$ 2,485,303
Personal Care Products — 0.2%
L'Oreal SA	3,584	$ 1,572,496
		$ 1,572,496
Pharmaceuticals — 4.1%
AstraZeneca PLC	14,860	$ 2,604,444
Bristol-Myers Squibb Co.	36,600	1,828,170
Eli Lilly & Co.	7,041	6,759,501
GSK PLC	94,086	2,049,150
Johnson & Johnson	8,547	1,417,605
Merck & Co., Inc.	13,030	1,543,403
Novartis AG	33,582	4,057,315
Novo Nordisk AS, Class B	16,942	2,353,416
Pfizer, Inc.	46,212	1,340,610
Roche Holding AG PC	7,291	2,468,154
Sanofi SA	17,702	1,986,839
Takeda Pharmaceutical Co. Ltd.	45,900	1,366,535
		$ 29,775,142
Professional Services — 1.1%
Automatic Data Processing, Inc.	8,064	$ 2,224,938
Parsons Corp.(1)	24,461	2,335,047
Science Applications International Corp.	12,687	1,656,795
Verra Mobility Corp.(1)	71,947	1,986,457
		$ 8,203,237
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 820,597
		$ 820,597
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	14,795	$ 2,197,945
ASML Holding NV	2,993	2,699,189
Broadcom, Inc.	39,360	6,408,595
GlobalFoundries, Inc.(1)(2)	19,282	900,084
Marvell Technology, Inc.	19,753	1,505,969
Micron Technology, Inc.	10,400	1,000,896
NVIDIA Corp.	237,420	28,340,825
		$ 43,053,503
Software — 4.6%
Adobe, Inc.(1)	2,149	$ 1,234,407

4
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Software (continued)
Alarm.com Holdings, Inc.(1)	33,131	$ 1,972,620
Atlassian Corp., Class A(1)	6,692	1,108,195
Microsoft Corp.	66,160	27,597,982
Salesforce, Inc.	5,951	1,505,008
		$ 33,418,212
Specialized REITs — 1.0%
Equinix, Inc.	1,786	$ 1,490,167
Four Corners Property Trust, Inc.	106,411	3,016,752
VICI Properties, Inc.	88,238	2,954,208
		$ 7,461,127
Specialty Retail — 0.5%
Home Depot, Inc.	5,809	$ 2,140,616
Industria de Diseno Textil SA	31,849	1,725,436
		$ 3,866,052
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	137,791	$ 31,554,139
Hewlett Packard Enterprise Co.	66,191	1,282,120
Pure Storage, Inc., Class A(1)	19,730	1,011,952
Western Digital Corp.(1)	16,804	1,102,174
		$ 34,950,385
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	4,107	$ 1,053,706
		$ 1,053,706
Tobacco — 0.3%
Philip Morris International, Inc.	18,363	$ 2,263,974
		$ 2,263,974
Trading Companies & Distributors — 1.0%
Brenntag SE	36,205	$ 2,692,324
Ferguson Enterprises, Inc.	5,627	1,157,530
GMS, Inc.(1)	21,646	1,878,656
United Rentals, Inc.	1,710	1,267,555
		$ 6,996,065
Total Common Stocks (identified cost $355,969,961)		$579,927,993

Exchange-Traded Funds — 17.3%
Security	Shares	Value
Equity Funds — 17.3%
iShares MSCI India ETF(1)(2)	816,200	$ 47,111,064
iShares MSCI South Korea ETF(2)	451,600	29,579,800
iShares MSCI Taiwan ETF	893,800	48,086,440
Total Exchange-Traded Funds (identified cost $123,705,653)		$124,777,304

Short-Term Investments — 3.1%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	16,101,587	$ 16,101,587
Total Affiliated Fund (identified cost $16,101,587)		$ 16,101,587

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(5)	5,923,596	$ 5,923,596
Total Securities Lending Collateral (identified cost $5,923,596)		$ 5,923,596
Total Short-Term Investments (identified cost $22,025,183)		$ 22,025,183
Total Investments — 100.7% (identified cost $501,700,797)		$726,730,480
Other Assets, Less Liabilities — (0.7)%		$ (5,071,591)
Net Assets — 100.0%		$721,658,889
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at August 31, 2024. The aggregate market value of securities on loan at August 31, 2024 was $47,223,142.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $2,618,511 or 0.4% of the Fund's net assets.

5
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Portfolio of Investments — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	67.3%	$485,408,803
Canada	4.4	32,198,338
Germany	2.0	14,494,308
France	1.9	14,090,697
Japan	1.5	10,609,180
Switzerland	1.4	9,861,100
United Kingdom	1.1	7,724,057
Australia	0.9	6,221,443
Netherlands	0.6	4,529,294
Spain	0.6	4,316,228
Denmark	0.5	3,565,758
Italy	0.4	3,028,247
Belgium	0.3	2,362,519
Brazil	0.2	1,572,105
Ireland	0.2	1,224,967
Sweden	0.1	746,132
Exchange-Traded Funds	17.3	124,777,304
Total Investments	100.7%	$726,730,480
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Statement of Assets and Liabilities

August 31, 2024
Assets
Unaffiliated investments, at value (identified cost $485,599,210) — including $47,223,142 of securities on loan	$710,628,893
Affiliated investments, at value (identified cost $16,101,587)	16,101,587
Dividends receivable	727,199
Dividends receivable from affiliated investments	82,094
Receivable for Fund shares sold	468,094
Securities lending income receivable	5,059
Tax reclaims receivable	861,198
Trustees' deferred compensation plan	89,362
Total assets	$728,963,486
Liabilities
Collateral for securities loaned	$5,923,596
Payable for Fund shares redeemed	532,718
Due to custodian — foreign currency, at value (identified cost $6,589)	6,632
Payable to affiliates:
Investment adviser and administration fee	494,928
Distribution and service fees	55,543
Trustees' deferred compensation plan	89,362
Accrued expenses	201,818
Total liabilities	$7,304,597
Net Assets	$721,658,889
Sources of Net Assets
Paid-in capital	$479,510,907
Distributable earnings	242,147,982
Net Assets	$721,658,889
Class A Shares
Net Assets	$180,756,427
Shares Outstanding	9,596,525
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.84
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.88
Class C Shares
Net Assets	$21,704,491
Shares Outstanding	1,182,924
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.35
Class I Shares
Net Assets	$519,197,971
Shares Outstanding	27,503,547
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.88
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Statement of Operations

Year Ended
August 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $535,496)	$13,420,677
Dividend income from affiliated investments	881,466
Securities lending income, net	121,986
Total investment income	$14,424,129
Expenses
Investment adviser and administration fee	$5,856,074
Distribution and service fees:
Class A	430,376
Class C	228,320
Trustees’ fees and expenses	44,654
Custodian fee	196,878
Transfer and dividend disbursing agent fees	305,440
Legal and accounting services	83,620
Printing and postage	36,266
Registration fees	62,145
Miscellaneous	57,169
Total expenses	$7,300,942
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$24,839
Total expense reductions	$24,839
Net expenses	$7,276,103
Net investment income	$7,148,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$22,581,119
Foreign currency transactions	(255,122)
Capital gain distributions received	1,404,084
Net realized gain	$23,730,081
Change in unrealized appreciation (depreciation):
Investments	$96,361,953
Foreign currency	41,749
Net change in unrealized appreciation (depreciation)	$96,403,702
Net realized and unrealized gain	$120,133,783
Net increase in net assets from operations	$127,281,809
8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,148,026	$9,206,049
Net realized gain	23,730,081	62,355,476
Net change in unrealized appreciation (depreciation)	96,403,702	(674,438)
Net increase in net assets from operations	$127,281,809	$70,887,087
Distributions to shareholders:
Class A	$(13,818,446)	$(8,803,667)
Class C	(1,705,707)	(1,458,884)
Class I	(42,140,949)	(28,423,260)
Total distributions to shareholders	$(57,665,102)	$(38,685,811)
Transactions in shares of beneficial interest:
Class A	$(6,984,858)	$(4,726,834)
Class C	(4,964,961)	(9,505,182)
Class I	(62,319,861)	(49,181,257)
Net decrease in net assets from Fund share transactions	$(74,269,680)	$(63,413,273)
Net decrease in net assets	$(4,652,973)	$(31,211,997)
Net Assets
At beginning of year	$726,311,862	$757,523,859
At end of year	$721,658,889	$726,311,862
9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Financial Highlights

	Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$17.09	$16.35	$21.35	$17.83	$16.50
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.19	$0.18	$0.12	$0.09
Net realized and unrealized gain (loss)	3.00	1.43	(2.70)	3.86	2.68
Total income (loss) from operations	$3.15	$1.62	$(2.52)	$3.98	$2.77
Less Distributions
From net investment income	$(0.19)	$(0.09)	$(0.37)	$(0.09)	$(0.16)
From net realized gain	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(1.40)	$(0.88)	$(2.48)	$(0.46)	$(1.44)
Net asset value — End of year	$18.84	$17.09	$16.35	$21.35	$17.83
Total Return(2)	19.67%	10.44%	(13.48)%	22.71%	17.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$180,756	$170,105	$167,077	$198,721	$156,477
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.19%	1.20%	1.18%	1.21%	1.26%
Net expenses	1.19%(4)	1.20%(4)	1.18%(4)	1.21%	1.26%
Net investment income	0.86%	1.13%	0.94%	0.63%	0.57%
Portfolio Turnover	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$16.65	$15.98	$20.90	$17.50	$16.21
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.07	$0.03	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	2.93	1.39	(2.65)	3.80	2.62
Total income (loss) from operations	$2.95	$1.46	$(2.62)	$3.77	$2.59
Less Distributions
From net investment income	$(0.04)	$—	$(0.19)	$—	$(0.02)
From net realized gain	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(1.25)	$(0.79)	$(2.30)	$(0.37)	$(1.30)
Net asset value — End of year	$18.35	$16.65	$15.98	$20.90	$17.50
Total Return(2)	18.82%	9.59%	(14.18)%	21.88%	16.96%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,704	$24,526	$32,995	$54,977	$67,549
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.94%	1.95%	1.93%	1.96%	2.01%
Net expenses	1.94%(4)	1.95%(4)	1.93%(4)	1.96%	2.01%
Net investment income (loss)	0.12%	0.42%	0.17%	(0.15)%	(0.16)%
Portfolio Turnover	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$17.12	$16.39	$21.40	$17.85	$16.53
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.22	$0.22	$0.17	$0.13
Net realized and unrealized gain (loss)	3.01	1.44	(2.70)	3.87	2.67
Total income (loss) from operations	$3.20	$1.66	$(2.48)	$4.04	$2.80
Less Distributions
From net investment income	$(0.23)	$(0.14)	$(0.42)	$(0.12)	$(0.20)
From net realized gain	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(1.44)	$(0.93)	$(2.53)	$(0.49)	$(1.48)
Net asset value — End of year	$18.88	$17.12	$16.39	$21.40	$17.85
Total Return(2)	19.99%	10.68%	(13.27)%	23.09%	18.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$519,198	$531,680	$557,452	$667,963	$548,888
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.94%	0.95%	0.93%	0.96%	1.01%
Net expenses	0.94%(4)	0.95%(4)	0.93%(4)	0.96%	1.01%
Net investment income	1.11%	1.36%	1.19%	0.87%	0.83%
Portfolio Turnover	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
13

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

As of August 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2024 and August 31, 2023 was as follows:
	Year Ended August 31,
	2024	2023
Ordinary income	$8,713,937	$5,121,175
Long-term capital gains	$48,951,165	$33,564,636
During the year ended August 31, 2024, distributable earnings was decreased by $3,950,649 and paid-in capital was increased by $3,950,649 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
14

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

As of August 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,739,568
Undistributed long-term capital gains	15,342,313
Net unrealized appreciation	225,066,101
Distributable earnings	$242,147,982
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$501,726,100
Gross unrealized appreciation	$239,273,316
Gross unrealized depreciation	(14,268,936)
Net unrealized appreciation	$225,004,380
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended August 31, 2024, the investment adviser and administration fee amounted to $5,856,074 or 0.84% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2024, the investment adviser and administration fee paid was reduced by $24,839 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2024, EVM earned $10,824 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,788 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2024 in the amount of $623. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
15

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2024 amounted to $430,376 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2024, the Fund paid or accrued to EVD $171,240 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2024 amounted to $57,080 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2024, the Fund was informed that EVD received less than $100 and $4,258 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $240,577,749 and $364,046,591, respectively, for the year ended August 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,087,039	$ 18,363,923	1,168,537	$ 18,911,163
Issued to shareholders electing to receive payments of distributions in Fund shares	443,440	7,272,419	296,054	4,621,402
Redemptions	(1,889,904)	(32,621,200)	(1,728,343)	(28,259,399)
Net decrease	(359,425)	$ (6,984,858)	(263,752)	$ (4,726,834)
Class C
Sales	151,972	$ 2,492,409	147,260	$ 2,311,448
Issued to shareholders electing to receive payments of distributions in Fund shares	80,538	1,293,440	68,898	1,053,450
Redemptions	(522,288)	(8,750,810)	(807,816)	(12,870,080)
Net decrease	(289,778)	$ (4,964,961)	(591,658)	$ (9,505,182)
16

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	4,433,039	$ 74,872,405	7,059,328	$114,030,021
Issued to shareholders electing to receive payments of distributions in Fund shares	1,151,400	18,894,477	851,357	13,289,687
Redemptions	(9,134,668)	(156,086,743)	(10,873,111)	(176,500,965)
Net decrease	(3,550,229)	$(62,319,861)	(2,962,426)	$(49,181,257)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $47,223,142 and $48,517,317, respectively. Collateral received was comprised of cash of $5,923,596 and U.S. government and/or agencies securities of $42,593,721. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,850,171	$ —	$ —	$ —	$5,850,171
Exchange-Traded Funds	73,425	—	—	—	73,425
Total	$5,923,596	$ —	$ —	$ —	$5,923,596
17

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at August 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2024.
10  Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,101,587, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,967,233	$135,401,606	$(136,267,252)	$ —	$ —	$16,101,587	$881,466	16,101,587
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 30,939,274	$ —	$ —	$ 30,939,274
Consumer Discretionary	32,187,347	8,124,635	—	40,311,982
Consumer Staples	10,708,645	18,782,062	—	29,490,707
Energy	43,291,599	3,351,023	—	46,642,622
Financials	79,288,943	10,876,601	—	90,165,544
Health Care	57,987,560	24,522,489	—	82,510,049
Industrials	74,114,188	13,026,619	—	87,140,807
Information Technology	114,471,874	5,369,277	—	119,841,151
Materials	26,170,328	6,720,942	—	32,891,270
Real Estate	9,581,909	—	—	9,581,909
Utilities	6,122,152	4,290,526	—	10,412,678
Total Common Stocks	$484,863,819	$95,064,174*	$ —	$579,927,993
Exchange-Traded Funds	$124,777,304	$ —	$ —	$124,777,304
Short-Term Investments:
Affiliated Fund	16,101,587	—	—	16,101,587
18

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 5,923,596	$ —	$ —	$ 5,923,596
Total Investments	$631,666,306	$ 95,064,174	$ —	$726,730,480
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
19

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein Equity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein Equity Strategy Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
20

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2024, the Fund designates approximately $11,392,678, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 71.03% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $23,537,862 or, if subsequently determined to be different, the net capital gain of such year.
21

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
22

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and
23

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
24

Eaton Vance
Richard Bernstein Equity Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

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ERBAX-NCSR    8.31.24

Eaton Vance
Richard Bernstein All Asset Strategy Fund
Annual Financial Statements and Additional Information
August 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2024
Eaton Vance
Richard Bernstein All Asset Strategy Fund

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments

Common Stocks — 36.6%
Security	Shares	Value
Aerospace & Defense — 1.0%
Airbus SE	3,240	$ 497,711
BAE Systems PLC	33,836	608,363
Boeing Co.(1)	1,527	265,301
General Dynamics Corp.	1,774	531,065
General Electric Co.	5,014	875,545
Howmet Aerospace, Inc.	2,952	285,340
L3Harris Technologies, Inc.	1,215	287,554
Lockheed Martin Corp.	507	288,027
Northrop Grumman Corp.	712	372,525
RTX Corp.	2,520	310,817
		$ 4,322,248
Air Freight & Logistics — 0.2%
FedEx Corp.	1,265	$ 377,944
United Parcel Service, Inc., Class B	2,230	286,667
		$ 664,611
Automobiles — 0.7%
Ford Motor Co.	30,348	$ 339,594
Mercedes-Benz Group AG	7,613	524,726
Tesla, Inc.(1)	6,598	1,412,698
Toyota Motor Corp.	28,200	538,421
		$ 2,815,439
Banks — 1.3%
Bank of America Corp.	20,862	$ 850,126
BNP Paribas SA	5,907	408,573
Citigroup, Inc.	6,361	398,453
Citizens Financial Group, Inc.	13,251	570,456
Eastern Bankshares, Inc.	27,663	469,441
FB Financial Corp.	12,791	616,782
First Hawaiian, Inc.	24,943	606,863
JPMorgan Chase & Co.	1,886	423,973
Stellar Bancorp, Inc.	15,610	425,685
Veritex Holdings, Inc.	19,228	484,353
Wells Fargo & Co.	5,818	340,178
		$ 5,594,883
Beverages — 0.6%
Anheuser-Busch InBev SA	5,938	$ 364,427
Coca-Cola Co.	20,317	1,472,373
Security	Shares	Value
Beverages (continued)
Heineken NV(2)	4,017	$ 362,430
Pernod Ricard SA	2,054	292,445
		$ 2,491,675
Biotechnology — 0.7%
AbbVie, Inc.	2,510	$ 492,738
Amgen, Inc.	1,757	586,539
Gilead Sciences, Inc.	8,927	705,233
Regeneron Pharmaceuticals, Inc.(1)	418	495,200
Vertex Pharmaceuticals, Inc.(1)	1,349	668,956
		$ 2,948,666
Broadline Retail — 1.0%
Amazon.com, Inc.(1)	24,273	$ 4,332,731
		$ 4,332,731
Building Products — 0.5%
Carrier Global Corp.	6,260	$ 455,603
CSW Industrials, Inc.	1,967	664,118
Johnson Controls International PLC	4,357	317,407
Resideo Technologies, Inc.(1)	20,993	423,219
Trane Technologies PLC	938	339,237
		$ 2,199,584
Capital Markets — 1.5%
Ares Management Corp., Class A	3,371	$ 493,514
Brightsphere Investment Group, Inc.	18,092	441,264
Brookfield Asset Management Ltd., Class A	14,444	588,842
Brookfield Corp.(2)	13,399	674,101
CME Group, Inc.	1,471	317,354
Hamilton Lane, Inc., Class A	3,824	584,460
Houlihan Lokey, Inc.	3,302	517,159
KKR & Co., Inc.	4,301	532,335
Moelis & Co., Class A	7,455	497,919
Partners Group Holding AG(2)	412	596,054
Tradeweb Markets, Inc., Class A	4,307	509,260
Victory Capital Holdings, Inc., Class A	10,363	565,509
		$ 6,317,771
Chemicals — 0.9%
AdvanSix, Inc.	10,061	$ 297,403
Arkema SA	3,254	301,899
Corteva, Inc.	6,781	388,551
Dow, Inc.	15,463	828,508
DuPont de Nemours, Inc.	6,801	572,984
EMS-Chemie Holding AG(2)	336	281,995

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Chemicals (continued)
Linde PLC	1,266	$ 605,464
Novonesis (Novozymes), Class B	5,713	396,639
Nutrien Ltd.(2)	5,982	289,723
		$ 3,963,166
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 527,556
		$ 527,556
Communications Equipment — 0.1%
Arista Networks, Inc.(1)	921	$ 325,463
		$ 325,463
Construction & Engineering — 0.2%
API Group Corp.(1)	13,493	$ 479,676
Eiffage SA	3,138	329,381
		$ 809,057
Construction Materials — 0.1%
Vulcan Materials Co.	1,418	$ 347,708
		$ 347,708
Consumer Finance — 0.4%
American Express Co.	2,080	$ 537,992
SLM Corp.	25,415	560,655
Synchrony Financial	11,093	557,534
		$ 1,656,181
Consumer Staples Distribution & Retail — 0.3%
Aeon Co. Ltd.(2)	15,100	$ 378,256
Alimentation Couche-Tard, Inc.(2)	11,402	650,878
Walmart, Inc.	2,472	190,912
		$ 1,220,046
Containers & Packaging — 0.2%
Silgan Holdings, Inc.	7,506	$ 392,339
Sonoco Products Co.	5,574	315,321
		$ 707,660
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 414,776
		$ 414,776
Electric Utilities — 0.7%
Constellation Energy Corp.	3,135	$ 616,655
Security	Shares	Value
Electric Utilities (continued)
Enel SpA	91,059	$ 692,112
Exelon Corp.	7,734	294,588
Hydro One Ltd.(3)	34,567	1,175,019
Iberdrola SA(2)	28,270	401,113
		$ 3,179,487
Electrical Equipment — 0.3%
Eaton Corp. PLC	2,106	$ 646,394
GE Vernova, Inc.(1)	1,253	251,853
nVent Electric PLC	6,232	423,527
		$ 1,321,774
Electronic Equipment, Instruments & Components — 0.3%
Hexagon AB, Class B(2)	32,299	$ 330,630
Keyence Corp.	700	336,294
Knowles Corp.(1)	30,087	555,105
		$ 1,222,029
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,672	$ 340,164
Halliburton Co.	8,455	262,866
Schlumberger NV	7,342	322,975
		$ 926,005
Financial Services — 1.1%
Apollo Global Management, Inc.	4,111	$ 475,766
Berkshire Hathaway, Inc., Class B(1)	2,921	1,390,162
Corebridge Financial, Inc.	17,560	519,073
Enact Holdings, Inc.	12,600	447,930
Equitable Holdings, Inc.	12,532	532,861
Mastercard, Inc., Class A	955	461,590
PayPal Holdings, Inc.(1)	5,860	424,440
Visa, Inc., Class A	1,751	483,924
		$ 4,735,746
Food Products — 0.7%
Barry Callebaut AG(2)	180	$ 291,338
Danone SA	6,346	440,964
Kerry Group PLC, Class A	3,542	355,700
Nestle SA	10,874	1,166,129
Saputo, Inc.(2)	23,295	518,051
		$ 2,772,182
Ground Transportation — 0.7%
Canadian National Railway Co.	2,699	$ 318,016
CSX Corp.	13,567	464,941

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Ground Transportation (continued)
Schneider National, Inc., Class B	12,556	$ 340,393
TFI International, Inc.	3,458	511,778
Uber Technologies, Inc.(1)	8,418	615,608
U-Haul Holding Co., Non Voting Shares	6,484	443,182
Union Pacific Corp.	1,711	438,170
		$ 3,132,088
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	5,567	$ 630,574
Becton Dickinson & Co.	1,240	300,588
Boston Scientific Corp.(1)	10,917	892,901
Cochlear Ltd.	1,957	397,317
EssilorLuxottica SA	1,776	421,150
Intuitive Surgical, Inc.(1)	1,642	808,898
Medtronic PLC	7,389	654,518
Stryker Corp.	1,228	442,596
Zimmer Biomet Holdings, Inc.	2,913	336,335
		$ 4,884,877
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	3,635	$ 409,737
Cencora, Inc.	1,718	411,581
Centene Corp.(1)	4,413	347,877
Fresenius SE & Co. KGaA(1)	11,554	426,654
HCA Healthcare, Inc.	1,326	524,552
McKesson Corp.	752	421,932
Sonic Healthcare Ltd.	16,079	300,870
UnitedHealth Group, Inc.	1,798	1,061,180
		$ 3,904,383
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(1)	2,480	$ 290,929
Booking Holdings, Inc.	147	574,657
		$ 865,586
Household Durables — 0.6%
Installed Building Products, Inc.	3,587	$ 797,426
Sony Group Corp.	7,600	740,195
Tri Pointe Homes, Inc.(1)	22,865	1,016,121
		$ 2,553,742
Household Products — 0.1%
Procter & Gamble Co.	2,467	$ 423,189
		$ 423,189
Security	Shares	Value
Industrial Conglomerates — 0.5%
Hitachi Ltd.	33,000	$ 814,110
Honeywell International, Inc.	2,248	467,382
Siemens AG	2,117	398,219
Smiths Group PLC	14,453	343,838
		$ 2,023,549
Industrial REITs — 0.1%
ProLogis, Inc.	2,170	$ 277,369
		$ 277,369
Insurance — 1.1%
Allianz SE	1,601	$ 497,361
American International Group, Inc.	10,842	835,376
Brighthouse Financial, Inc.(1)	7,232	331,949
Fairfax Financial Holdings Ltd.	275	331,996
Hartford Financial Services Group, Inc.	5,039	585,028
Markel Group, Inc.(1)	355	568,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,557	842,404
Prudential Financial, Inc.	3,771	456,894
QBE Insurance Group Ltd.	33,792	360,357
		$ 4,809,606
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A	14,598	$ 2,385,021
Alphabet, Inc., Class C	12,476	2,059,913
Meta Platforms, Inc., Class A	5,500	2,867,205
		$ 7,312,139
IT Services — 0.3%
International Business Machines Corp.	1,635	$ 330,483
Otsuka Corp.	19,200	456,773
Shopify, Inc., Class A(1)	4,100	303,655
		$ 1,090,911
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 308,903
		$ 308,903
Machinery — 0.8%
Caterpillar, Inc.	1,767	$ 629,229
Deere & Co.	1,150	443,601
Fortive Corp.	6,449	479,805
Illinois Tool Works, Inc.	1,729	437,748
Ingersoll Rand, Inc.	4,577	418,567

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	4,846	$ 458,868
PACCAR, Inc.	7,012	674,414
		$ 3,542,232
Media — 0.2%
Fox Corp., Class B	11,208	$ 430,724
News Corp., Class B	17,717	521,411
		$ 952,135
Metals & Mining — 0.7%
Alamos Gold, Inc., Class A	17,588	$ 339,061
Barrick Gold Corp.	16,042	323,899
BHP Group Ltd.(2)	10,961	301,796
Freeport-McMoRan, Inc.	13,209	584,895
Ivanhoe Mines Ltd., Class A(1)(2)	21,559	287,475
Newmont Corp.	6,367	339,934
Rio Tinto Ltd.(2)	4,853	363,327
Teck Resources Ltd., Class B	6,384	305,687
Wheaton Precious Metals Corp.	5,207	321,813
		$ 3,167,887
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	29,666	$ 441,133
California Resources Corp.	7,710	404,544
Cenovus Energy, Inc.(2)	15,037	278,837
Cheniere Energy, Inc.	2,596	480,935
Chevron Corp.	7,383	1,092,315
ConocoPhillips	3,306	376,190
Devon Energy Corp.	13,202	591,186
Diamondback Energy, Inc.	2,275	443,875
DT Midstream, Inc.	7,539	592,490
Enbridge, Inc.	8,186	329,347
Exxon Mobil Corp.	15,508	1,829,014
Hess Corp.	2,278	314,501
Magnolia Oil & Gas Corp., Class A(2)	15,206	389,426
Marathon Oil Corp.	13,137	376,375
Occidental Petroleum Corp.	5,477	312,079
Phillips 66	2,920	409,705
PrairieSky Royalty Ltd.(2)	26,792	555,065
Shell PLC	19,421	688,154
Suncor Energy, Inc.(2)	14,639	593,750
Targa Resources Corp.	5,328	782,683
TC Energy Corp.	9,665	447,660
		$ 11,729,264
Security	Shares	Value
Passenger Airlines — 0.2%
Air Canada(1)(2)	24,074	$ 275,816
Delta Air Lines, Inc.	9,870	419,376
		$ 695,192
Personal Care Products — 0.1%
L'Oreal SA	1,302	$ 571,258
		$ 571,258
Pharmaceuticals — 1.9%
AstraZeneca PLC	3,695	$ 647,606
Bristol-Myers Squibb Co.	12,765	637,612
Eli Lilly & Co.	2,049	1,967,081
GSK PLC	14,182	308,877
Johnson & Johnson	5,143	853,018
Merck & Co., Inc.	5,175	612,979
Novartis AG	8,581	1,036,741
Novo Nordisk AS, Class B	2,822	392,004
Pfizer, Inc.	19,304	560,009
Roche Holding AG PC	1,098	371,696
Sanofi SA	4,338	486,889
Takeda Pharmaceutical Co. Ltd.	13,700	407,876
		$ 8,282,388
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,583	$ 436,765
Parsons Corp.(1)	6,380	609,035
Science Applications International Corp.	3,293	430,033
Verra Mobility Corp.(1)	19,964	551,206
		$ 2,027,039
Retail REITs — 0.1%
Realty Income Corp.	4,804	$ 298,376
		$ 298,376
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	3,080	$ 457,565
ASML Holding NV	886	799,025
Broadcom, Inc.	10,180	1,657,507
GlobalFoundries, Inc.(1)(2)	7,731	360,883
Marvell Technology, Inc.	6,027	459,498
Micron Technology, Inc.	2,671	257,057
NVIDIA Corp.	65,472	7,815,393
		$ 11,806,928
Software — 2.2%
Adobe, Inc.(1)	552	$ 317,074

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Software (continued)
Alarm.com Holdings, Inc.(1)	11,496	$ 684,472
Atlassian Corp., Class A(1)	1,995	330,372
Microsoft Corp.	18,215	7,598,205
Salesforce, Inc.	1,194	301,963
		$ 9,232,086
Specialized REITs — 0.4%
Equinix, Inc.	351	$ 292,860
Four Corners Property Trust, Inc.	28,153	798,138
VICI Properties, Inc.	20,810	696,719
		$ 1,787,717
Specialty Retail — 0.4%
Home Depot, Inc.	2,565	$ 945,203
Industria de Diseno Textil SA	11,351	614,946
		$ 1,560,149
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	36,983	$ 8,469,107
Hewlett Packard Enterprise Co.	24,248	469,684
Pure Storage, Inc., Class A(1)	5,062	259,630
Western Digital Corp.(1)	4,292	281,512
		$ 9,479,933
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	2,000	$ 513,127
		$ 513,127
Tobacco — 0.1%
Philip Morris International, Inc.	4,852	$ 598,203
		$ 598,203
Trading Companies & Distributors — 0.4%
Brenntag SE	9,349	$ 695,222
Ferguson Enterprises, Inc.	1,445	297,251
GMS, Inc.(1)	5,976	518,657
United Rentals, Inc.	442	327,637
		$ 1,838,767
Total Common Stocks (identified cost $97,717,791)		$155,485,467

Exchange-Traded Funds — 30.4%
Security	Shares	Value
Equity Funds — 8.2%
iShares MSCI India ETF(1)	227,900	$ 13,154,388
iShares MSCI South Korea ETF(2)	124,900	8,180,950
iShares MSCI Taiwan ETF	249,800	13,439,240
		$ 34,774,578
Fixed Income Funds — 22.2%
Janus Henderson Mortgage-Backed Securities ETF	2,042,099	$ 94,487,967
		$ 94,487,967
Total Exchange-Traded Funds (identified cost $123,146,600)		$129,262,545

U.S. Treasury Obligations — 28.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 5,102,794
1.375%, 11/15/40	7,503	4,985,911
1.75%, 8/15/41	9,628	6,696,182
1.875%, 2/15/41	7,255	5,220,058
2.00%, 11/15/41	6,564	4,739,509
2.25%, 5/15/41	11,251	8,555,662
2.75%, 8/15/42	6,337	5,114,900
3.375%, 8/15/42	3,890	3,443,068
3.875%, 8/15/40	2,232	2,167,937
4.00%, 11/15/42	4,169	4,023,833
4.375%, 11/15/39(2)	1,781	1,839,159
U.S. Treasury Notes:
0.25%, 8/31/25	4,372	4,197,553
0.75%, 5/31/26	4,760	4,501,364
1.00%, 12/15/24(2)	1,856	1,835,847
1.50%, 11/30/24	3,917	3,884,992
1.50%, 2/15/25	2,256	2,221,964
2.25%, 11/15/25	3,745	3,657,689
3.875%, 1/15/26	5,951	5,928,750
4.00%, 12/15/25	6,611	6,593,170
4.00%, 2/15/26	9,294	9,279,841
4.00%, 1/15/27	4,233	4,245,910
4.25%, 10/15/25	4,776	4,773,368
4.25%, 3/15/27	4,053	4,094,291
4.50%, 11/15/25	9,744	9,773,519

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/28/26	$4,292	$ 4,323,033
Total U.S. Treasury Obligations (identified cost $125,568,390)		$121,200,304

Short-Term Investments — 5.1%
Affiliated Fund — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	18,229,478	$ 18,229,478
Total Affiliated Fund (identified cost $18,229,478)		$ 18,229,478

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(5)	3,479,342	$ 3,479,342
Total Securities Lending Collateral (identified cost $3,479,342)		$ 3,479,342
Total Short-Term Investments (identified cost $21,708,820)		$ 21,708,820
Total Investments — 100.6% (identified cost $368,141,601)		$427,657,136
Other Assets, Less Liabilities — (0.6)%		$ (2,648,095)
Net Assets — 100.0%		$425,009,041
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at August 31, 2024. The aggregate market value of securities on loan at August 31, 2024 was $16,869,698.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $1,175,019 or 0.3% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	63.0%	$267,902,475
Canada	2.1	9,098,656
Germany	0.9	3,897,713
Japan	0.9	3,671,925
France	0.8	3,263,381
Switzerland	0.5	2,206,128
Australia	0.4	1,723,667
United Kingdom	0.4	1,599,807
Netherlands	0.3	1,161,455
Spain	0.2	1,016,059
Denmark	0.2	788,643
Italy	0.1	692,112
Belgium	0.1	364,427
Ireland	0.1	355,700
Sweden	0.1	330,630
Brazil	0.1	321,813
Exchange-Traded Funds	30.4	129,262,545
Total Investments	100.6%	$427,657,136
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Statement of Assets and Liabilities

August 31, 2024
Assets
Unaffiliated investments, at value (identified cost $349,912,123) — including $16,869,698 of securities on loan	$409,427,658
Affiliated investments, at value (identified cost $18,229,478)	18,229,478
Foreign currency, at value (identified cost $104)	186
Interest and dividends receivable	1,030,450
Dividends receivable from affiliated investments	78,267
Receivable for Fund shares sold	276,188
Securities lending income receivable	1,965
Tax reclaims receivable	368,843
Trustees' deferred compensation plan	52,659
Total assets	$429,465,694
Liabilities
Collateral for securities loaned	$3,479,342
Payable for Fund shares redeemed	399,946
Payable to affiliates:
Investment adviser and administration fee	303,918
Distribution and service fees	52,922
Trustees' deferred compensation plan	52,659
Accrued expenses	167,866
Total liabilities	$4,456,653
Net Assets	$425,009,041
Sources of Net Assets
Paid-in capital	$385,412,816
Distributable earnings	39,596,225
Net Assets	$425,009,041
Class A Shares
Net Assets	$89,980,754
Shares Outstanding	6,124,786
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.69
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.50
Class C Shares
Net Assets	$40,187,268
Shares Outstanding	2,803,188
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.34
Class I Shares
Net Assets	$294,841,019
Shares Outstanding	19,962,317
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.77
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Statement of Operations

Year Ended
August 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $151,545)	$10,768,525
Dividend income from affiliated investments	950,886
Interest income	4,341,642
Securities lending income, net	64,643
Total investment income	$16,125,696
Expenses
Investment adviser and administration fee	$3,920,269
Distribution and service fees:
Class A	222,206
Class C	455,769
Trustees’ fees and expenses	28,910
Custodian fee	132,662
Transfer and dividend disbursing agent fees	244,522
Legal and accounting services	75,292
Printing and postage	32,954
Registration fees	53,398
Miscellaneous	49,205
Total expenses	$5,215,187
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$27,367
Total expense reductions	$27,367
Net expenses	$5,187,820
Net investment income	$10,937,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(14,766,068)
Foreign currency transactions	(86,551)
Capital gain distributions received	386,637
Net realized loss	$(14,465,982)
Change in unrealized appreciation (depreciation):
Investments	$50,935,817
Foreign currency	14,626
Net change in unrealized appreciation (depreciation)	$50,950,443
Net realized and unrealized gain	$36,484,461
Net increase in net assets from operations	$47,422,337

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,937,876	$11,343,047
Net realized loss	(14,465,982)	(77)
Net change in unrealized appreciation (depreciation)	50,950,443	(9,837,313)
Net increase in net assets from operations	$47,422,337	$1,505,657
Distributions to shareholders:
Class A	$(2,053,082)	$(739,421)
Class C	(723,699)	(10,105)
Class I	(8,196,177)	(4,482,837)
Total distributions to shareholders	$(10,972,958)	$(5,232,363)
Transactions in shares of beneficial interest:
Class A	$(11,434,822)	$(8,778,252)
Class C	(17,381,180)	(14,918,214)
Class I	(89,124,775)	(176,026,671)
Net decrease in net assets from Fund share transactions	$(117,940,777)	$(199,723,137)
Net decrease in net assets	$(81,491,398)	$(203,449,843)
Net Assets
At beginning of year	$506,500,439	$709,950,282
At end of year	$425,009,041	$506,500,439

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Financial Highlights

	Class A
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.50	$13.48	$16.21	$15.14	$14.37
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.26	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss)	1.20	(0.13)	(2.04)	1.39	1.28
Total income (loss) from operations	$1.51	$0.13	$(1.89)	$1.52	$1.38
Less Distributions
From net investment income	$(0.32)	$(0.11)	$(0.14)	$(0.09)	$(0.19)
From net realized gain	—	(0.00)(2)	(0.70)	(0.36)	(0.42)
Total distributions	$(0.32)	$(0.11)	$(0.84)	$(0.45)	$(0.61)
Net asset value — End of year	$14.69	$13.50	$13.48	$16.21	$15.14
Total Return(3)	11.34%	0.95%	(12.29)%	10.23%	9.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$89,981	$94,064	$102,903	$118,419	$97,873
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.23%	1.23%	1.18%	1.18%	1.21%
Net expenses	1.23%(5)	1.23%(5)	1.18%(5)	1.18%	1.21%
Net investment income	2.27%	1.91%	1.03%	0.82%	0.68%
Portfolio Turnover	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.17	$13.14	$15.81	$14.78	$14.03
Income (Loss) From Operations
Net investment income (loss)(1)	$0.21	$0.15	$0.04	$0.01	$(0.01)
Net realized and unrealized gain (loss)	1.16	(0.12)	(1.99)	1.35	1.26
Total income (loss) from operations	$1.37	$0.03	$(1.95)	$1.36	$1.25
Less Distributions
From net investment income	$(0.20)	$—	$(0.02)	$—	$(0.08)
From net realized gain	—	(0.00)(2)	(0.70)	(0.33)	(0.42)
Total distributions	$(0.20)	$(0.00)(2)	$(0.72)	$(0.33)	$(0.50)
Net asset value — End of year	$14.34	$13.17	$13.14	$15.81	$14.78
Total Return(3)	10.50%	0.24%	(12.92)%	9.34%	9.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,187	$54,117	$69,060	$95,493	$101,075
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.98%	1.98%	1.93%	1.93%	1.96%
Net expenses	1.98%(5)	1.98%(5)	1.93%(5)	1.93%	1.96%
Net investment income (loss)	1.54%	1.15%	0.28%	0.05%	(0.07)%
Portfolio Turnover	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.57	$13.56	$16.30	$15.22	$14.44
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.29	$0.19	$0.17	$0.13
Net realized and unrealized gain (loss)	1.20	(0.13)	(2.05)	1.39	1.30
Total income (loss) from operations	$1.55	$0.16	$(1.86)	$1.56	$1.43
Less Distributions
From net investment income	$(0.35)	$(0.15)	$(0.18)	$(0.12)	$(0.23)
From net realized gain	—	(0.00)(2)	(0.70)	(0.36)	(0.42)
Total distributions	$(0.35)	$(0.15)	$(0.88)	$(0.48)	$(0.65)
Net asset value — End of year	$14.77	$13.57	$13.56	$16.30	$15.22
Total Return(3)	11.64%	1.18%	(12.06)%	10.47%	10.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$294,841	$358,320	$537,988	$665,055	$546,890
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.98%	0.98%	0.93%	0.93%	0.96%
Net expenses	0.98%(5)	0.98%(5)	0.93%(5)	0.93%	0.96%
Net investment income	2.52%	2.16%	1.28%	1.06%	0.92%
Portfolio Turnover	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2024 and August 31, 2023 was as follows:
	Year Ended August 31,
	2024	2023
Ordinary income	$10,972,958	$5,142,473
Long-term capital gains	$ —	$89,890

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

During the year ended August 31, 2024, distributable earnings was decreased by $1,636,314 and paid-in capital was increased by $1,636,314 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 4,972,393
Deferred capital losses	(24,413,634)
Net unrealized appreciation	59,037,466
Distributable earnings	$39,596,225
At August 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $24,413,634 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2024, $13,857,248 are short-term and $10,556,386 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$368,639,205
Gross unrealized appreciation	$67,482,493
Gross unrealized depreciation	(8,464,562)
Net unrealized appreciation	$59,017,931
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended August 31, 2024, the investment adviser and administration fee amounted to $3,920,269 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2024, the investment adviser and administration fee paid was reduced by $27,367 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2024, EVM earned $21,142 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,648 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2024 in the amount of $175. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2024 amounted to $222,206 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2024, the Fund paid or accrued to EVD $341,827 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2024 amounted to $113,942 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2024, the Fund was informed that EVD received $3,750 and $2,514 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$162,773,512	$228,621,528
U.S. Government and Agency Securities	51,750,775	97,465,606
	$214,524,287	$326,087,134

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	953,821	$ 13,064,242	1,254,616	$ 16,662,677
Issued to shareholders electing to receive payments of distributions in Fund shares	83,627	1,137,321	32,063	419,380
Redemptions	(1,879,277)	(25,636,385)	(1,954,038)	(25,860,309)
Net decrease	(841,829)	$(11,434,822)	(667,359)	$ (8,778,252)
Class C
Sales	164,234	$ 2,187,671	331,086	$ 4,299,985
Issued to shareholders electing to receive payments of distributions in Fund shares	42,235	563,421	590	7,564
Redemptions	(1,513,326)	(20,132,272)	(1,476,969)	(19,225,763)
Net decrease	(1,306,857)	$(17,381,180)	(1,145,293)	$(14,918,214)
Class I
Sales	4,836,116	$ 65,537,530	8,375,804	$111,641,966
Issued to shareholders electing to receive payments of distributions in Fund shares	397,862	5,430,819	236,554	3,105,953
Redemptions	(11,668,673)	(160,093,124)	(21,894,982)	(290,774,590)
Net decrease	(6,434,695)	$(89,124,775)	(13,282,624)	$(176,026,671)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2024.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $16,869,698 and $17,411,795, respectively. Collateral received was comprised of cash of $3,479,342 and U.S. government and/or agencies securities of $13,932,453. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,479,342	$ —	$ —	$ —	$3,479,342
The carrying amount of the liability for collateral for securities loaned at August 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2024.
10  Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $18,229,478, which represents 4.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$23,911,666	$159,141,173	$(164,823,361)	$ —	$ —	$18,229,478	$950,886	18,229,478
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 8,679,050	$ —	$ —	$ 8,679,050
Consumer Discretionary	9,709,359	2,931,415	—	12,640,774
Consumer Staples	3,853,606	4,222,947	—	8,076,553
Energy	11,967,115	688,154	—	12,655,269
Financials	20,409,438	2,704,749	—	23,114,187
Health Care	15,131,537	5,197,680	—	20,329,217
Industrials	19,416,853	3,686,844	—	23,103,697
Information Technology	31,234,628	1,922,722	—	33,157,350
Materials	6,540,765	1,645,656	—	8,186,421
Real Estate	2,363,462	—	—	2,363,462
Utilities	2,086,262	1,093,225	—	3,179,487
Total Common Stocks	$131,392,075	$24,093,392*	$ —	$155,485,467
Exchange-Traded Funds	$129,262,545	$ —	$ —	$129,262,545
U.S. Treasury Obligations	—	121,200,304	—	121,200,304
Short-Term Investments:
Affiliated Fund	18,229,478	—	—	18,229,478
Securities Lending Collateral	3,479,342	—	—	3,479,342
Total Investments	$282,363,440	$145,293,696	$ —	$427,657,136
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein All Asset Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein All Asset Strategy Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended August 31, 2024, the Fund designates approximately $59,148, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended August 31, 2024, the Fund designates approximately $3,338,478, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 13.83% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended August 31, 2024, the Fund designates 32.44% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. In particular, the Board evaluated the abilities and experience of the Sub-adviser’s investment professionals in investing in assets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its blended and secondary benchmark indexes for the three-year period. The Board considered information from the Adviser and the Sub-adviser regarding the reasons for the Fund’s relative underperformance, including the Fund’s relatively higher exposure to fixed income securities, which underperformed equity securities during the period. On the basis of the foregoing and other relevant information provided by the Adviser and Sub-adviser in response to supplemental requests from the Contract Review Committee, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EARAX-NCSR    8.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: October 21, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 21, 2024